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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

Evergreen International Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200
Date of fiscal year end:

Registrant is making a semi-annual filing for six of its series Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund, Evergreen Emerging Markets Growth Fund and Evergreen Precious Metals Fund, for the six months ended April 30, 2008. These series have an October 31, fiscal year end.

Date of reporting period: April 30, 2008

Item 1 - Reports to Stockholders.

Evergreen Global Large Cap Equity Fund

Evergreen

GLOBAL LARGE CAP EQUITY FUND

Semiannual Report
as of April 30, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Global Large Cap Equity Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign and domestic equity markets were roiled by investor uncertainties during most of the six-month period as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started with problems with subprime mortgages in the United States created volatility in markets around the globe. Major equity benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month. In fixed income markets, a credit crunch and resulting liquidity crisis dominated markets, causing a general flight to quality over the first five months of the six-month period. Sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. As in the equity markets, this pattern reversed itself in April 2008 as corporate bonds, asset-backed securities and emerging-market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Over the six-month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear

1

LETTER TO SHAREHOLDERS continued

evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, management teams for Evergreen’s global and international funds focused on opportunities in varied sectors of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team supervising Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign large cap equities, with some exposure to mid

2

LETTER TO SHAREHOLDERS continued

cap and emerging market stocks. Meanwhile, managers of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies, while the team supervising Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. At the same time, the London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995

	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

6-month return with sales charge	-15.55%	-14.52%	-11.51%	N/A

6-month return w/o sales charge	-10.40%	-10.74%	-10.75%	-10.35%

Average annual return*

1-year with sales charge	-9.66%	-8.84%	-5.67%	N/A

1-year w/o sales charge	-4.15%	-4.81%	-4.86%	-3.91%

5-year	10.84%	11.11%	11.37%	12.48%

10-year	2.80%	2.68%	2.67%	3.71%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Global Large Cap Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

All data is as of April 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2007	4/30/2008	Period*

Actual
Class A	$ 1,000.00	$ 895.97	$ 7.64
Class B	$ 1,000.00	$ 892.60	$ 11.11
Class C	$ 1,000.00	$ 892.46	$ 11.10
Class I	$ 1,000.00	$ 896.53	$ 6.41
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,016.81	$ 8.12
Class B	$ 1,000.00	$ 1,013.13	$ 11.81
Class C	$ 1,000.00	$ 1,013.13	$ 11.81
Class I	$ 1,000.00	$ 1,018.10	$ 6.82

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.62% for Class A, 2.36% for Class B, 2.36% for Class C and 1.36% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.46	$19.18	$16.07	$14.31	$13.43	$12.13

Income from investment operations
Net investment income (loss)	0.08[1]	0.19[1]	0.13[1]	0.08[1]	0[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	(2.16)	3.57	3.10	1.68	0.88	1.32

Total from investment operations	(2.08)	3.76	3.23	1.76	0.88	1.30

Distributions to shareholders from
Net investment income	(0.21)	(0.13)	(0.12)	0	0	0
Net realized gains	(2.87)	(1.35)	0	0	0	0

Total distributions to shareholders	(3.08)	(1.48)	(0.12)	0	0	0

Net asset value, end of period	$16.30	$21.46	$19.18	$16.07	$14.31	$13.43

Total return[2]	(10.40)%	20.89%	20.23%	12.30%	6.55%	10.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$92,069	$110,031	$100,122	$95,782	$102,417	$94,969
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%[3]	1.64%	1.83%	1.84%	1.93%	1.98%
Expenses excluding waivers/reimbursements and expense reductions	1.83%[3]	1.82%	1.92%	1.96%	2.00%	1.98%
Net investment income (loss)	0.99%[3]	0.97%	0.73%	0.54%	(0.03)%	(0.20)%
Portfolio turnover rate	14%	43%	43%	53%	99%	141%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

CLASS B		2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.91	$17.90	$14.99	$13.44	$12.70	$11.56

Income from investment operations
Net investment income (loss)	0.01[1]	0.04[1]	0[1]	(0.02)[1]	(0.10)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	(2.00)	3.32	2.91	1.57	0.84	1.24

Total from investment operations	(1.99)	3.36	2.91	1.55	0.74	1.14

Distributions to shareholders from
Net realized gains	(2.87)	(1.35)	0	0	0	0

Net asset value, end of period	$15.05	$19.91	$17.90	$14.99	$13.44	$12.70

Total return[2]	(10.74)%	20.00%	19.41%	11.53%	5.83%	9.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,251	$9,384	$16,703	$24,803	$38,982	$76,434
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.36%[3]	2.36%	2.53%	2.54%	2.64%	2.69%
Expenses excluding waivers/reimbursements and expense reductions	2.53%[3]	2.52%	2.62%	2.66%	2.71%	2.69%
Net investment income (loss)	0.17%[3]	0.23%	(0.01)%	(0.16)%	(0.78)%	(0.88)%
Portfolio turnover rate	14%	43%	43%	53%	99%	141%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.87	$17.86	$14.96	$13.42	$12.68	$11.54

Income from investment operations
Net investment income (loss)	0.02[1]	0.05[1]	0[1]	(0.02)[1]	(0.10)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	(2.00)	3.31	2.90	1.56	0.84	1.24

Total from investment operations	(1.98)	3.36	2.90	1.54	0.74	1.14

Distributions to shareholders from
Net investment income	(0.07)	0	0	0	0	0
Net realized gains	(2.87)	(1.35)	0	0	0	0

Total distributions to shareholders	(2.94)	(1.35)	0	0	0	0

Net asset value, end of period	$14.95	$19.87	$17.86	$14.96	$13.42	$12.68

Total return[2]	(10.75)%	20.04%	19.39%	11.48%	5.84%	9.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,069	$17,676	$17,484	$19,125	$24,631	$33,939
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.36%[3]	2.36%	2.53%	2.54%	2.64%	2.69%
Expenses excluding waivers/reimbursements and expense reductions	2.53%[3]	2.52%	2.62%	2.66%	2.71%	2.69%
Net investment income (loss)	0.23%[3]	0.25%	0.01%	(0.16)%	(0.76)%	(0.90)%
Portfolio turnover rate	14%	43%	43%	53%	99%	141%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$22.09	$19.70	$16.51	$14.66	$13.71	$12.36

Income from investment operations
Net investment income (loss)	0.10[1]	0.26[1]	0.18[1]	0.13[1]	0.04[1]	0.03[1]
Net realized and unrealized gains or losses on investments	(2.23)	3.67	3.19	1.72	0.91	1.32

Total from investment operations	(2.13)	3.93	3.37	1.85	0.95	1.35

Distributions to shareholders from
Net investment income	(0.27)	(0.19)	(0.18)	0	0	0
Net realized gains	(2.87)	(1.35)	0	0	0	0

Total distributions to shareholders	(3.14)	(1.54)	(0.18)	0	0	0

Net asset value, end of period	$16.82	$22.09	$19.70	$16.51	$14.66	$13.71

Total return	(10.35)%	21.26%	20.57%	12.62%	6.93%	10.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,980	$2,897	$3,112	$3,424	$4,156	$6,085
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[2]	1.36%	1.53%	1.54%	1.64%	1.68%
Expenses excluding waivers/reimbursements and expense reductions	1.53%[2]	1.52%	1.62%	1.66%	1.71%	1.68%
Net investment income (loss)	1.19%[2]	1.27%	1.02%	0.83%	0.25%	0.24%
Portfolio turnover rate	14%	43%	43%	53%	99%	141%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 8.2%
Auto Components 0.7%
Aisin Seiki Co., Ltd.	Japan	6,900	$239,960
Compagnie Generale des Etablissements Michelin, Class B ρ	France	3,381	309,298
Denso Corp.	Japan	6,900	238,638

			787,896

Automobiles 1.8%
Daimler AG	Germany	9,490	737,573
Toyota Motor Corp.	Japan	25,500	1,287,459

			2,025,032

Hotels, Restaurants & Leisure 1.0%
Carnival Corp. ρ	Panama	4,443	178,475
Compass Group plc	United Kingdom	53,620	362,644
Darden Restaurants, Inc. ρ	United States	7,093	252,369
McDonald’s Corp.	United States	6,329	377,082

			1,170,570

Household Durables 0.6%
Makita Corp.	Japan	11,000	377,275
Whirlpool Corp. ρ	United States	3,477	253,056

			630,331

Internet & Catalog Retail 0.2%
Amazon.com, Inc. * ρ	United States	2,936	230,858

Media 2.4%
Gestevision Telecinco SA ρ	Spain	10,340	217,125
Omnicom Group, Inc. ρ	United States	9,696	462,887
Singapore Press Holdings, Ltd. ρ	Singapore	94,000	308,049
Time Warner, Inc. ρ	United States	26,663	395,946
Viacom, Inc., Class B *	United States	9,238	355,109
Vivendi SA	France	16,974	688,814
Walt Disney Co.	United States	10,461	339,250

			2,767,180

Specialty Retail 0.9%
Aoyama Trading Co., Ltd.	Japan	12,000	270,741
Best Buy Co., Inc. ρ	United States	5,977	257,131
H&M Hennes & Mauritz AB, Class B ρ	Sweden	8,210	486,851

			1,014,723

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. * ρ	United States	5,963	212,104
Nike, Inc., Class B ρ	United States	7,414	495,255

			707,359

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 10.5%
Beverages 2.7%
Asahi Breweries, Ltd. ρ	Japan	24,000	$469,055
Coca-Cola Enterprises, Inc. ρ	United States	11,867	267,008
Coca-Cola Hellenic Bottling Co. SA	Greece	10,900	490,345
Diageo plc	United Kingdom	25,600	524,493
InBev	Belgium	4,959	407,573
Molson Coors Brewing Co., Class B ρ	United States	6,735	369,347
PepsiCo, Inc.	United States	7,687	526,790

			3,054,611

Food & Staples Retailing 2.3%
Casino Guichard-Perrachon SA	France	2,460	309,862
Kroger Co. ρ	United States	13,552	369,292
Wal-Mart Stores, Inc.	United States	16,775	972,614
Walgreen Co. ρ	United States	5,629	196,171
William Morrison Supermarket plc	United Kingdom	75,910	431,344
Woolworths, Ltd.	Australia	13,840	374,229

			2,653,512

Food Products 2.0%
Archer Daniels Midland Co.	United States	8,195	361,072
Bunge, Ltd. ρ	Bermuda	2,059	234,911
Nestle SA	Switzerland	3,399	1,623,081

			2,219,064

Household Products 1.4%
Procter & Gamble Co.	United States	17,541	1,176,124
Reckitt Benckiser Group plc	United Kingdom	7,460	434,701

			1,610,825

Tobacco 2.1%
Altria Group, Inc.	United States	12,461	249,220
British American Tobacco plc	United Kingdom	29,300	1,102,389
Japan Tobacco, Inc.	Japan	93	450,833
Philip Morris International, Inc. *	United States	12,461	635,885

			2,438,327

ENERGY 11.6%
Energy Equipment & Services 1.2%
ENSCO International, Inc. ρ	United States	8,155	519,718
National Oilwell Varco, Inc. *	United States	6,645	454,850
Noble Corp. ρ	United States	8,134	457,782

			1,432,350

Oil, Gas & Consumable Fuels 10.4%
BP plc	United Kingdom	69,687	844,487
Chevron Corp.	United States	12,810	1,231,681

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
ConocoPhillips ρ	United States	6,612	$569,624
EnCana Corp.	Canada	9,500	766,357
ENI SpA	Italy	44,510	1,714,092
Exxon Mobil Corp.	United States	26,806	2,494,834
Marathon Oil Corp.	United States	8,118	369,937
Nexen, Inc.	Canada	8,900	308,390
OMV AG	Austria	4,410	332,590
Petro-Canada	Canada	10,000	500,993
Repsol YPF SA	Spain	9,970	404,122
Royal Dutch Shell plc, Class B	United Kingdom	36,290	1,450,313
Statoil ASA	Norway	15,290	552,110
Valero Energy Corp.	United States	7,429	362,907

			11,902,437

FINANCIALS 19.5%
Capital Markets 2.3%
Daiwa Securities Group, Inc.	Japan	45,000	444,482
Deutsche Bank AG	Germany	6,741	807,649
Goldman Sachs Group, Inc.	United States	3,204	613,150
Lehman Brothers Holdings, Inc. ρ	United States	5,013	221,775
Morgan Stanley	United States	5,752	279,547
State Street Corp.	United States	3,731	269,154

			2,635,757

Commercial Banks 7.9%
Australia & New Zealand Banking Group, Ltd.	Australia	27,820	574,013
Banco Santander Central Hispano SA	Spain	24,930	537,464
BNP Paribas SA	United States	10,238	1,103,600
BOC Hong Kong Holdings, Ltd.	Hong Kong	260,000	675,515
Canadian Imperial Bank of Commerce ρ	Canada	3,050	224,601
Credit Agricole SA	France	16,270	548,305
Dexia SA ρ	Belgium	19,030	529,643
Hang Seng Bank, Ltd. ρ	Hong Kong	16,700	334,469
HBOS plc	United Kingdom	40,700	379,799
Intesa Sanpaolo SpA	Italy	53,700	380,541
Mitsubishi UFJ Financial Group, Inc.	Japan	30,000	328,799
Mizuho Financial Group, Inc. ρ	Japan	38	196,589
Nordea Bank AB	Sweden	31,470	520,009
Royal Bank of Canada ρ	Canada	12,900	615,030
Royal Bank of Scotland Group plc	United Kingdom	109,940	752,272
Sumitomo Mitsui Financial Group, Inc. ρ	Japan	28	240,084
Sumitomo Trust & Banking Co., Ltd. ρ	Japan	52,000	465,798
Wells Fargo & Co. ρ	United States	22,596	672,231

			9,078,762

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 3.1%
ASX, Ltd. ρ	Australia	8,300	$280,654
Bank of America Corp.	United States	23,318	875,358
Citigroup, Inc. ρ	United States	21,394	540,626
ING Groep NV ρ	Netherlands	22,980	876,739
JPMorgan Chase & Co.	United States	21,549	1,026,810

			3,600,187

Insurance 4.9%
ACE, Ltd.	Cayman Islands	11,815	712,326
Aegon NV ρ	Netherlands	19,467	312,871
Allianz SE	Germany	3,016	614,678
American International Group, Inc.	United States	6,526	301,501
Aviva plc	United Kingdom	35,720	445,971
AXA SA	France	12,469	463,978
CNP Assurances	France	2,832	335,912
MetLife, Inc. ρ	United States	8,787	534,689
Millea Holdings, Inc.	Japan	7,500	316,871
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	2,113	408,703
Old Mutual plc	United Kingdom	175,510	446,262
Travelers Companies, Inc.	United States	13,515	681,156

			5,574,918

Real Estate Investment Trusts 1.0%
Corio NV	Netherlands	4,910	458,498
Nippon Building Fund, Inc.	Japan	15	195,439
Simon Property Group, Inc. ρ	United States	4,507	450,069

			1,104,006

Real Estate Management & Development 0.3%
Wharf Holdings, Ltd.	Hong Kong	62,000	314,214

HEALTH CARE 9.0%
Biotechnology 1.4%
Amgen, Inc. *	United States	7,981	334,164
CSL, Ltd.	Australia	18,516	694,131
Genentech, Inc. *	United States	3,943	268,913
Genzyme Corp. *	United States	4,195	295,118

			1,592,326

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	United States	9,420	587,054
Becton, Dickinson & Co.	United States	2,461	220,013
Olympus Corp. ρ	Japan	11,800	386,626
St. Jude Medical, Inc. * ρ	United States	6,195	271,217
Terumo Corp.	Japan	8,800	431,654

			1,896,564

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.8%
McKesson Corp. ρ	United States	4,215	$219,686
UnitedHealth Group, Inc.	United States	10,906	355,863
WellPoint, Inc. * ρ	United States	6,600	328,350

			903,899

Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc. *	United States	4,767	275,866

Pharmaceuticals 4.9%
AstraZeneca plc	United Kingdom	11,100	468,483
Eli Lilly & Co. ρ	United States	9,241	444,862
GlaxoSmithKline plc	United Kingdom	18,994	422,301
Johnson & Johnson ρ	United States	18,185	1,220,032
Novo Nordisk AS	Denmark	6,240	428,222
Pfizer, Inc.	United States	38,026	764,703
Roche Holding AG	Switzerland	3,904	648,166
Sanofi-Aventis SA	France	6,286	490,707
Takeda Pharmaceutical Co., Ltd.	Japan	13,300	699,530

			5,587,006

INDUSTRIALS 10.5%
Aerospace & Defense 2.5%
BAE Systems plc	United Kingdom	50,610	468,512
Boeing Co.	United States	5,356	454,510
General Dynamics Corp.	United States	4,965	448,935
L-3 Communications Holdings, Inc.	United States	5,008	558,142
Lockheed Martin Corp.	United States	3,851	408,360
Northrop Grumman Corp.	United States	7,304	537,355

			2,875,814

Air Freight & Logistics 0.4%
TNT NV	Netherlands	4,640	180,205
United Parcel Service, Inc., Class B	United States	3,371	244,094

			424,299

Commercial Services & Supplies 0.5%
Experian Group, Ltd.	United Kingdom	36,670	276,736
Manpower, Inc. ρ	United States	4,227	283,758

			560,494

Construction & Engineering 0.4%
Skanska AB, Class B ρ	Sweden	26,690	441,247

Electrical Equipment 1.5%
Abb, Ltd.	Switzerland	17,940	548,818
Alstom SA	France	2,430	563,598

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment continued
Mitsubishi Electric Corp.	Japan	24,000	$244,185
Vestas Wind Systems AS *	Denmark	3,880	424,083

			1,780,684

Industrial Conglomerates 1.9%
General Electric Co.	United States	35,353	1,156,043
Keppel Corp., Ltd.	Singapore	31,000	235,599
Koninklijke Philips Electronics NV	Netherlands	11,360	427,044
Siemens AG	Germany	2,640	310,549

			2,129,235

Machinery 1.1%
Eaton Corp. ρ	United States	5,050	443,592
MAN AG ρ	Germany	3,310	462,371
Paccar, Inc. ρ	United States	7,936	375,532

			1,281,495

Marine 0.7%
Nippon Yusen Kabushiki Kaisha	Japan	41,000	396,724
Orient Overseas International, Ltd.	Bermuda	69,200	384,886

			781,610

Road & Rail 0.5%
CSX Corp. ρ	United States	9,680	609,356

Trading Companies & Distributors 1.0%
Mitsui & Co., Ltd.	Japan	28,000	654,531
Sumitomo Corp.	Japan	34,000	455,049

			1,109,580

INFORMATION TECHNOLOGY 11.5%
Communications Equipment 1.6%
Cisco Systems, Inc. *	United States	17,883	458,520
Corning, Inc.	United States	8,927	238,440
Nokia Corp.	Finland	31,330	961,710
QUALCOMM, Inc.	United States	3,126	135,012

			1,793,682

Computers & Peripherals 3.1%
Apple, Inc. *	United States	4,375	761,031
Hewlett-Packard Co.	United States	15,520	719,352
International Business Machines Corp.	United States	10,837	1,308,026
Seagate Technology, Inc. ρ	Cayman Islands	10,507	198,267
Western Digital Corp. * ρ	United States	7,121	206,438
Wincor Nixdorf AG	Germany	3,780	289,137

			3,482,251

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 0.1%
Ibiden Co., Ltd.	Japan	3,400	$147,231

Internet Software & Services 1.1%
eBay, Inc. *	United States	13,206	413,216
Google, Inc., Class A *	United States	656	376,734
Open Text Corp. * ρ	Canada	7,000	258,469
Tencent Holdings, Ltd. ρ	Cayman Islands	39,000	257,947

			1,306,366

IT Services 1.0%
Accenture, Ltd., Class A ρ	Bermuda	12,596	472,980
Fujitsu, Ltd.	Japan	45,000	285,831
Indra Sistemas SA ρ	Spain	11,740	320,351

			1,079,162

Office Electronics 0.5%
Canon, Inc.	Japan	8,800	438,398
Xerox Corp. ρ	United States	7,917	110,601

			548,999

Semiconductors & Semiconductor
Equipment 1.3%
Applied Materials, Inc. ρ	United States	15,824	295,276
Intel Corp.	United States	19,345	430,620
MEMC Electronic Materials, Inc. *	United States	5,867	369,445
Texas Instruments, Inc. ρ	United States	8,506	248,035
Tokyo Electron, Ltd.	Japan	2,700	174,602

			1,517,978

Software 2.8%
Adobe Systems, Inc. *	United States	4,595	171,347
Microsoft Corp.	United States	46,483	1,325,695
Nintendo Co., Ltd.	Japan	800	437,632
Oracle Corp. *	United States	32,068	668,618
SAP AG ρ	Germany	5,110	257,637
Thomson Corp. ρ	Canada	10,000	370,334

			3,231,263

MATERIALS 7.5%
Chemicals 1.8%
Air Products & Chemicals, Inc. ρ	United States	3,016	296,865
Akzo Nobel NV	Netherlands	4,228	358,615
BASF AG ρ	Germany	6,910	985,797
E.I. DuPont de Nemours & Co. ρ	United States	8,423	411,969

			2,053,246

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 0.2%
Lafarge SA ρ	France	1,360	$245,336

Containers & Packaging 0.3%
Owens-Illinois, Inc. *	United States	6,173	340,441

Metals & Mining 5.2%
Anglo American plc	United Kingdom	13,920	902,514
BHP Billiton plc	United Kingdom	36,341	1,297,386
Freeport-McMoRan Copper & Gold, Inc. ρ	United States	5,038	573,073
JFE Holdings, Inc.	Japan	7,900	431,404
Kobe Steel, Ltd.	Japan	127,000	378,396
NuCor Corp.	United States	2,900	218,950
Rio Tinto plc	United Kingdom	4,690	549,836
Salzgitter AG	Germany	1,980	407,203
Teck Cominco, Ltd.	Canada	9,400	408,963
ThyssenKrupp AG	Germany	12,900	807,824

			5,975,549

TELECOMMUNICATION SERVICES 5.3%
Diversified Telecommunication
Services 3.7%
AT&T, Inc.	United States	26,367	1,020,666
FairPoint Communications, Inc. ρ	United States	315	2,901
France Telecom ρ	France	14,880	466,950
Koninklijke KPN NV	Netherlands	32,090	588,676
Singapore Telecommunications	Singapore	174,000	494,617
Telecom Italia SPA	Italy	144,370	303,830
Telefonica SA	Spain	13,830	399,771
Telus Corp.	Canada	6,240	276,872
Verizon Communications, Inc.	United States	16,705	642,808

			4,197,091

Wireless Telecommunication Services 1.6%
NTT DoCoMo, Inc.	Japan	213	312,215
Rogers Communications, Inc., Class B	Canada	6,500	289,183
Vodafone Group plc	United Kingdom	383,022	1,217,747

			1,819,145

UTILITIES 4.4%
Electric Utilities 2.9%
Cheung Kong Infrastructure Holdings, Ltd. ρ	Hong Kong	56,000	242,493
E.ON AG ρ	Germany	5,540	1,127,186
Edison International ρ	United States	8,181	426,803
Enel SpA	Italy	64,610	702,997

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
FirstEnergy Corp.	United States	7,709	$583,109
Kansai Electric Power Co., Inc.	Japan	11,400	270,310

			3,352,898

Multi-Utilities 1.5%
A2A SpA	Italy	84,322	310,420
CenterPoint Energy, Inc. ρ	United States	29,068	442,415
National Grid plc	United Kingdom	41,930	582,549
SUEZ ρ	France	5,740	406,537

			1,741,921

Total Common Stocks (cost $92,884,740)			112,034,953

PREFERRED STOCKS 0.2%
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Fresenius AG, Var. Rate Pfd. (cost $273,572)	Germany	3,235	267,894

	Country	Principal Amount	Value

SHORT-TERM INVESTMENTS 22.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
1.30%, 07/24/2008 ρ ß	United States	$100,000	99,697
2.20%, 05/01/2008 ρ ß	United States	20,000	20,000

			119,697

	Country	Shares	Value

MUTUAL FUND SHARES 22.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.22% q ø	United States	1,778,718	1,778,718
Navigator Prime Portfolio, 2.79% § ρρ	United States	23,370,439	23,370,439

			25,149,157

Total Short-Term Investments (cost $25,268,854)			25,268,854

Total Investments (cost $118,427,166) 120.3%			137,571,701
Other Assets and Liabilities (20.3%)			(23,202,671)

Net Assets 100.0%			$114,369,030

ρ	All or a portion of this security is on loan.
*	Non-income producing security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by geographic location as of April 30, 2008:

United States	41.8%
United Kingdom	11.9%
Japan	10.4%
Germany	6.7%
France	4.3%
Canada	3.6%
Italy	3.0%
Netherlands	2.9%
Switzerland	2.5%
Australia	1.7%
Spain	1.7%
Hong Kong	1.4%
Sweden	1.3%
Cayman Islands	1.0%
Bermuda	1.0%
Singapore	0.9%
Finland	0.9%
Belgium	0.8%
Denmark	0.8%
Norway	0.5%
Greece	0.4%
Austria	0.3%
Panama	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2008:

Financials	19.8%
Energy	11.8%
Information Technology	11.7%
Industrials	10.7%
Consumer Staples	10.7%
Health Care	9.4%
Consumer Discretionary	8.3%
Materials	7.7%
Telecommunication Services	5.4%
Utilities	4.5%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $116,648,448) including $22,580,114 of securities loaned	$135,792,983
Investments in affiliated money market fund, at value (cost $1,778,718)	1,778,718

Total investments	137,571,701
Foreign currency, at value (cost $162,323)	161,800
Receivable for Fund shares sold	7,956
Dividends and interest receivable	367,840
Receivable for securities lending income	15,545
Prepaid expenses and other assets	27,726

Total assets	138,152,568

Liabilities
Payable for Fund shares redeemed	251,296
Payable for securities on loan	23,370,439
Payable for daily variation margin on open futures contracts	1,962
Due to custodian bank	105,395
Advisory fee payable	2,148
Distribution Plan expenses payable	1,185
Due to other related parties	1,221
Trustees’ fees and expenses payable	19,738
Printing and postage expenses payable	22,167
Accrued expenses and other liabilities	7,987

Total liabilities	23,783,538

Net assets	$114,369,030

Net assets represented by
Paid-in capital	$91,377,806
Undistributed net investment income	484,877
Accumulated net realized gains on investments	3,343,838
Net unrealized gains on investments	19,162,509

Total net assets	$114,369,030

Net assets consists of
Class A	$92,069,109
Class B	6,250,719
Class C	14,068,962
Class I	1,980,240

Total net assets	$114,369,030

Shares outstanding (unlimited number of shares authorized)
Class A	5,648,415
Class B	415,336
Class C	940,931
Class I	117,713

Net asset value per share
Class A	$16.30
Class A — Offering price (based on sales charge of 5.75%)	$17.29
Class B	$15.05
Class C	$14.95
Class I	$16.82

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

	Investment income
	Dividends (net of foreign withholding taxes of $87,330)	$1,479,557
	Securities lending	56,921
	Income from affiliate	9,805
	Interest	992

	Total investment income	1,547,275

	Expenses
	Advisory fee	518,749
	Distribution Plan expenses
	Class A	138,561
	Class B	36,449
	Class C	74,027
	Administrative services fee	59,549
	Transfer agent fees	224,128
	Trustees’ fees and expenses	1,230
	Printing and postage expenses	23,979
	Custodian and accounting fees	41,452
	Registration and filing fees	27,354
	Professional fees	14,835
	Other	2,083

	Total expenses	1,162,396
Less:	Expense reductions	(1,195)
	Fee waivers and expense reimbursements	(119,260)

	Net expenses	1,041,941

	Net investment income	505,334

	Net realized and unrealized gains or losses on investments
	Net realized gains or losses on:
	Securities	3,806,838
	Futures contracts	(94,880)
	Foreign currency related transactions	(106,756)

	Net realized gains on investments	3,605,202
	Net change in unrealized gains or losses on investments	(18,758,439)

	Net realized and unrealized gains or losses on investments	(15,153,237)

	Net decrease in net assets resulting from operations	$(14,647,903)

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007

Operations
Net investment income		$505,334		$1,146,788
Net realized gains on investments		3,605,202		20,238,067
Net change in unrealized gains or losses on investments		(18,758,439)		4,785,032

Net increase (decrease) in net assets resulting from operations		(14,647,903)		26,169,887

Distributions to shareholders from
Net investment income
Class A		(1,243,626)		(705,018)
Class C		(67,335)		0
Class I		(38,189)		(30,810)
Net realized gains
Class A		(14,573,976)		(6,995,629)
Class B		(1,304,181)		(1,214,530)
Class C		(2,505,391)		(1,287,435)
Class I		(347,687)		(213,590)

Total distributions to shareholders		(20,080,385)		(10,447,012)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	59,324	989,445	145,881	2,864,861
Class B	21,725	343,975	69,661	1,271,768
Class C	12,926	199,939	28,918	526,105
Class I	1,098	21,958	1,011	20,229

		1,555,317		4,682,963

Net asset value of shares issued in reinvestment of distributions
Class A	872,922	15,155,420	399,631	7,389,541
Class B	74,381	1,181,165	67,789	1,161,897
Class C	149,220	2,364,639	69,362	1,186,784
Class I	15,250	273,889	9,579	182,366

		18,975,113		9,920,588

Automatic conversion of Class B shares to Class A shares
Class A	67,280	1,125,698	358,561	6,948,974
Class B	(72,868)	(1,125,698)	(385,098)	(6,948,974)

		0		0

Payment for shares redeemed
Class A	(478,356)	(7,959,166)	(997,149)	(19,663,711)
Class B	(79,284)	(1,224,075)	(214,350)	(3,898,669)
Class C	(110,881)	(1,710,553)	(187,544)	(3,421,403)
Class I	(29,776)	(527,472)	(37,425)	(776,436)

		(11,421,266)		(27,760,219)

Net increase (decrease) in net assets resulting from capital share transactions		9,109,164		(13,156,668)

Total increase (decrease) in net assets		(25,619,124)		2,566,207
Net assets
Beginning of period		139,988,154		137,421,947

End of period		$114,369,030		$139,988,154

Undistributed net investment income		$484,877		$1,328,693

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase. For the six months ended April 30, 2008, the advisory fee was equivalent to 0.87% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $101,045 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $18,215. The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended April 30, 2008, EIS received $850 from the sale of Class A shares and $4,047 and $158 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $17,155,555 and $27,305,652, respectively, for the six months ended April 30, 2008.

At April 30, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2008	Unrealized Gain

June 2008	18 S&P 500 Index E-mini	$1,241,479	$1,247,400	$5,921
June 2008	6 DJ Euro Stoxx 50 Index	340,923	351,262	10,339
June 2008	1 FTSE 100 Index	111,758	120,925	9,167

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $22,580,114 and $23,370,439, respectively.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $118,435,632. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,922,167 and $5,786,098, respectively, with a net unrealized appreciation of $19,136,069.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended April 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

573635 rv3 06/2008

Evergreen Global Opportunities Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Global Opportunities Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign and domestic equity markets were roiled by investor uncertainties during most of the six-month period as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started with problems with subprime mortgages in the United States created volatility in markets around the globe. Major equity benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month. In fixed income markets, a credit crunch and resulting liquidity crisis dominated markets, causing a general flight to quality over the first five months of the six-month period. Sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. As in the equity markets, this pattern reversed itself in April 2008 as corporate bonds, asset-backed securities and emerging-market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Over the six-month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key

1

LETTER TO SHAREHOLDERS continued

economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, management teams for Evergreen’s global and international funds focused on opportunities in varied sectors of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team supervising Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen

2

LETTER TO SHAREHOLDERS continued

International Equity Fund concentrated on foreign large cap equities, with some exposure to mid cap and emerging market stocks. Meanwhile, managers of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies, while the team supervising Evergreen Precious Metals Fund concentrated on goldmining stocks and other precious metals-related equities. At the same time, the London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers†:

• Francis X. Claro, CFA

• James M. Tringas, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

Class inception date	Class A 3/16/1988	Class B 2/1/1993	Class C 2/1/1993	Class I 1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

6-month return with sales charge	-17.50%	-16.85%	-13.59%	N/A

6-month return w/o sales charge	-12.46%	-12.79%	-12.78%	-12.34%

Average annual return*

1-year with sales charge	-6.74%	-6.35%	-2.65%	N/A

1-year w/o sales charge	-1.05%	-1.77%	-1.73%	-0.77%

5-year	22.61%	23.02%	23.20%	24.43%

10-year	10.39%	10.23%	10.24%	11.07%

Maximum sales charge	5.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

†	Effective May 7, 2008, Mr. Tringas became portfolio manager of the fund. Effective May 14, 2008, Donald M. Bisson no longer managed the fund.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Global Opportunities Fund Class A shares versus a similar investment in the S&P Citigroup EMI World Growth (SPCGEMIWG) and the Consumer Price Index (CPI).

The SPCGEMIWG is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is currently closed to new investors.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2007	4/30/2008	Period*

Actual
Class A	$1,000.00	$875.38	$6.90
Class B	$1,000.00	$872.15	$10.38
Class C	$1,000.00	$872.22	$10.38
Class I	$1,000.00	$876.56	$5.79
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,017.50	$7.42
Class B	$1,000.00	$1,013.77	$11.17
Class C	$1,000.00	$1,013.77	$11.17
Class I	$1,000.00	$1,018.70	$6.22

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.48% for Class A, 2.23% for Class B, 2.23% for Class C and 1.24% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$40.22	$32.61	$27.86	$22.21	$19.22	$13.71

Income from investment operations
Net investment income (loss)	(0.06)[1]	(0.03)[1]	(0.02)[1]	(0.18)[1]	(0.15)[1]	(0.17)[1]
Net realized and unrealized gains or losses on investments	(4.85)	10.16	7.02	5.83	3.14	5.68

Total from investment operations	(4.91)	10.13	7.00	5.65	2.99	5.51

Distributions to shareholders from
Net investment income	0	(0.04)	0	0	0	0
Net realized gains	(2.09)	(2.48)	(2.25)	0	0	0

Total distributions to shareholders	(2.09)	(2.52)	(2.25)	0	0	0

Net asset value, end of period	$33.22	$40.22	$32.61	$27.86	$22.21	$19.22

Total return[2]	(12.46)%	33.21%	26.78%	25.44%	15.56%	40.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$411,497	$474,252	$259,898	$139,975	$ 98,254	$88,541
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.48%[3]	1.53%	1.67%	1.78%	1.88%	2.08%
Expenses excluding waivers/reimbursements and expense reductions	1.52%[3]	1.55%	1.67%	1.78%	1.88%	2.08%
Net investment income (loss)	(0.36)%[3]	(0.08)%	(0.05)%	(0.68)%	(0.72)%	(1.12)%
Portfolio turnover rate	51%	71%	103%	108%	171%	257%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$33.54	$27.73	$24.16	$19.40	$16.91	$12.15

Income from investment operations
Net investment income (loss)	(0.15)[1]	(0.24)	(0.20)[1]	(0.31)[1]	(0.26)[1]	(0.25)[1]
Net realized and unrealized gains or losses on investments	(4.03)	8.53	6.02	5.07	2.75	5.01

Total from investment operations	(4.18)	8.29	5.82	4.76	2.49	4.76

Distributions to shareholders from
Net realized gains	(2.09)	(2.48)	(2.25)	0	0	0

Net asset value, end of period	$27.27	$33.54	$27.73	$24.16	$19.40	$16.91

Total return[2]	(12.79)%	32.28%	25.92%	24.54%	14.73%	39.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$76,048	$87,408	$53,681	$32,136	$26,202	$31,244
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.23%[3]	2.25%	2.36%	2.48%	2.59%	2.81%
Expenses excluding waivers/reimbursements and expense reductions	2.23%[3]	2.25%	2.36%	2.48%	2.59%	2.81%
Net investment income (loss)	(1.11)%[3]	(0.82)%	(0.75)%	(1.38)%	(1.45)%	(1.87)%
Portfolio turnover rate	51%	71%	103%	108%	171%	257%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$33.72	$27.86	$24.27	$19.48	$16.98	$12.20

Income from investment operations
Net investment income (loss)	(0.15)[1]	(0.24)[1]	(0.19)[1]	(0.31)[1]	(0.26)[1]	(0.25)[1]
Net realized and unrealized gains or losses on investments	(4.07)	8.58	6.03	5.10	2.76	5.03

Total from investment operations	(4.22)	8.34	5.84	4.79	2.50	4.78

Distributions to shareholders from
Net realized gains	(2.09)	(2.48)	(2.25)	0	0	0

Net asset value, end of period	$27.41	$33.72	$27.86	$24.27	$19.48	$16.98

Total return[2]	(12.78)%	32.28%	25.88%	24.59%	14.72%	39.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$113,535	$124,831	$61,777	$26,644	$19,316	$18,448
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.23%[3]	2.25%	2.37%	2.48%	2.59%	2.80%
Expenses excluding waivers/reimbursements and expense reductions	2.23%[3]	2.25%	2.37%	2.48%	2.59%	2.80%
Net investment income (loss)	(1.10)%[3]	(0.81)%	(0.73)%	(1.37)%	(1.43)%	(1.85)%
Portfolio turnover rate	51%	71%	103%	108%	171%	257%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$41.42	$33.46	$28.46	$22.62	$19.52	$13.90

Income from investment operations
Net investment income (loss)	(0.01)[1]	0.07[1]	0.09[1]	(0.09)[1]	(0.10)[1]	(0.13)[1]
Net realized and unrealized gains or losses on investments	(5.03)	10.49	7.16	5.93	3.20	5.75

Total from investment operations	(5.04)	10.56	7.25	5.84	3.10	5.62

Distributions to shareholders from
Net investment income	0	(0.12)	0	0	0	0
Net realized gains	(2.09)	(2.48)	(2.25)	0	0	0

Total distributions to shareholders	(2.09)	(2.60)	(2.25)	0	0	0

Net asset value, end of period	$34.29	$41.42	$33.46	$28.46	$22.62	$19.52

Total return	(12.34)%	33.57%	27.19%	25.82%	15.88%	40.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,082	$43,378	$14,931	$5,744	$1,795	$761
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.24%[2]	1.25%	1.37%	1.48%	1.59%	1.77%
Expenses excluding waivers/reimbursements and expense reductions	1.24%[2]	1.25%	1.37%	1.48%	1.59%	1.77%
Net investment income (loss)	(0.05)%[2]	0.20%	0.28%	(0.36)%	(0.48)%	(0.84)%
Portfolio turnover rate	51%	71%	103%	108%	171%	257%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 18.2%
Auto Components 2.6%
Compagnie Generale des Etablissements Michelin,
Class B ρ	France	50,431	$4,613,496
Continental AG ρ	Germany	3,066	360,470
Leoni AG	Germany	57,876	3,091,880
Nokian Renkaat Oyj	Finland	221,991	9,443,911

			17,509,757

Distributors 1.0%
Compania de Distribucion Integral Logista SA ρ	Spain	79,580	6,484,814

Diversified Consumer Services 2.1%
Capella Education Co. * ρ	United States	107,037	6,902,816
Strayer Education, Inc.	United States	36,912	6,854,189

			13,757,005

Hotels, Restaurants & Leisure 2.4%
Buffalo Wild Wings, Inc. * ρ	United States	128,697	3,957,433
Groupe Flo * +	France	245,529	2,820,564
Intralot SA	Greece	82,997	1,666,591
Penn National Gaming, Inc. *	United States	138,500	5,916,720
Regent Inns plc *	United Kingdom	582,142	210,713
Sodexo SA ρ	France	20,735	1,387,872

			15,959,893

Household Durables 0.2%
Makita Corp.	Japan	32,000	1,097,528

Internet & Catalog Retail 0.6%
priceline.com, Inc. * ρ	United States	29,700	3,790,908

Leisure Equipment & Products 0.2%
Amer Sports Corp. ρ	Finland	47,100	821,137
Koei Co., Ltd. * ρ	Japan	53,300	827,228

			1,648,365

Media 2.4%
D+S europe AG	Germany	209,316	4,268,258
Promotora de Informaciones SA ρ	Spain	199,372	3,497,558
Teleperformance	France	156,609	6,460,104
Toho Co., Ltd. * ρ	Japan	75,500	1,721,498

			15,947,418

Specialty Retail 2.8%
Carphone Warehouse plc ρ	United Kingdom	646,463	3,484,279
Forzani Group, Ltd., Class A	Canada	63,198	1,112,491
Game Group plc	United Kingdom	903,189	4,912,754

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
GameStop Corp., Class A *	United States	107,500	$5,916,800
Gruppo Coin SpA * ρ +	Italy	508,354	3,339,301

			18,765,625

Textiles, Apparel & Luxury Goods 3.9%
adidas AG ρ	Germany	259,301	16,544,704
Geox SpA ρ	Italy	17,115	247,364
Hanesbrands, Inc. *	United States	207,800	7,277,156
La Seda de Barcelona SA, Ser. B * ρ	Spain	793,652	1,556,602

			25,625,826

CONSUMER STAPLES 6.9%
Beverages 0.9%
Davide Campari Milano SpA	Italy	338,565	3,061,929
Remy Cointreau SA *	France	46,099	2,859,543

			5,921,472

Food & Staples Retailing 3.2%
Carrefour SA ρ	France	163,435	11,506,641
Sugi Pharmacy Co., Ltd. ρ	Japan	177,600	4,670,550
Sundrug Co., Ltd. ρ	Japan	191,000	4,894,855

			21,072,046

Food Products 2.0%
Ariake Japan Co., Ltd. ρ	Japan	82,500	1,156,328
Chocoladefabriken Lindt & Sprungli AG ρ	Switzerland	157	482,706
Hain Celestial Group, Inc. * ρ	United States	145,054	3,579,933
Lotte Confectionery Co., Ltd.	South Korea	889	1,055,397
Ralcorp Holdings, Inc. * ρ	United States	111,600	6,812,064

			13,086,428

Personal Products 0.8%
Alberto-Culver Co.	United States	211,900	5,333,523

ENERGY 7.3%
Energy Equipment & Services 4.5%
Atwood Oceanics, Inc. *	United States	68,192	6,866,253
Dril-Quip, Inc. *	United States	118,200	6,756,312
ION Geophysical Corp. * ρ	United States	217,800	3,469,554
SBM Offshore NV	Netherlands	40,643	1,553,785
Sechilienne SA	France	58,139	4,606,406
Technip SA ρ	France	66,759	6,168,515

			29,420,825

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.8%
Atlas Energy Resources, LLC	United States	16,162	$649,227
Cabot Oil & Gas Corp.	United States	56,046	3,192,941
China Gas Holdings, Ltd. ρ	Hong Kong	7,924,000	2,470,515
Denbury Resources, Inc. *	United States	180,865	5,527,234
Premier Oil plc *	United Kingdom	30,201	924,245
Southwestern Energy Co. *	United States	143,542	6,073,262

			18,837,424

FINANCIALS 9.0%
Capital Markets 0.4%
ICAP plc	United Kingdom	204,561	2,377,498

Commercial Banks 1.8%
Associated Banc-Corp. ρ	United States	215,500	6,092,185
Bank of Yokohama, Ltd.	Japan	143,000	1,043,936
First Financial Holding Co., Ltd.	Taiwan	1,327,000	1,612,579
Mega Financial Holding Co., Ltd.	Taiwan	3,272,000	2,880,026

			11,628,726

Consumer Finance 0.4%
Cash America International, Inc.	United States	68,000	2,773,720
Lavendon Group plc	United Kingdom	2,788	16,990

			2,790,710

Diversified Financial Services 1.8%
Ackermans & Van Haaren NV	Belgium	30,618	3,126,017
Babcock & Brown Infrastructure Group ρ	Australia	684,743	741,900
Babcock & Brown, Ltd.	Australia	290,316	4,020,763
European Capital	United Kingdom	38,510	323,701
RAB Capital plc ρ	United Kingdom	646,698	820,883
Yuanta Financial Holding Co., Ltd. *	Taiwan	3,413,000	3,250,743

			12,284,007

Insurance 3.8%
Fidelity National Financial, Inc.	United States	342,100	5,470,179
NIPPONKOA Insurance Co., Ltd. *	Japan	380,000	3,687,871
QBE Insurance Group, Ltd.	Australia	127,786	3,044,754
SCOR S.E.	France	304,919	7,366,363
Sompo Japan Insurance, Inc.	Japan	221,000	2,449,674
T&D Holdings, Inc.	Japan	53,200	3,374,056

			25,392,897

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 0.1%
Capitacommercial Trust ρ	Singapore	494,000	$814,905

Real Estate Management & Development 0.7%
IRSA Inversiones y Representaciones SA, GDR * ρ	Argentina	185,393	2,580,671
Tokyo Tatemono Co., Ltd. *	Japan	208,000	1,805,403

			4,386,074

HEALTH CARE 9.3%
Biotechnology 0.9%
Cephalon, Inc. * ρ	United States	93,300	5,822,853

Health Care Equipment & Supplies 5.2%
ArthroCare Corp. * ρ	United States	160,206	7,218,882
Beckman Coulter, Inc.	United States	67,600	4,617,080
Grifols SA *	Spain	243,122	6,793,063
Hologic, Inc. *	United States	234,000	6,830,460
STERIS Corp.	United States	108,246	2,999,497
Varian Medical Systems, Inc. *	United States	126,900	5,949,072

			34,408,054

Health Care Providers & Services 1.8%
Pediatrix Medical Group, Inc. *	United States	85,500	5,815,710
Psychiatric Solutions, Inc. * ρ	United States	174,937	6,072,063

			11,887,773

Life Sciences Tools & Services 1.4%
AMAG Pharmaceuticals, Inc. * ρ	United States	76,700	3,147,001
Qiagen NV * ρ	United States	282,000	6,263,220

			9,410,221

INDUSTRIALS 22.9%
Aerospace & Defense 1.0%
BAE Systems plc	United Kingdom	173,787	1,608,797
Cobham plc	United Kingdom	530,594	2,320,442
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	40,926	1,705,795
MTU Aero Engines Holding AG ρ	Germany	25,441	1,167,451

			6,802,485

Air Freight & Logistics 0.2%
Sinotrans, Ltd. ρ	China	3,139,000	1,063,242

Building Products 0.1%
Uralita SA ρ+	Spain	60,080	570,475

Commercial Services & Supplies 4.6%
Eurofins Scientific SA	France	55,972	5,663,189
Experian Group, Ltd.	United Kingdom	311,443	2,350,352

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
FTI Consulting, Inc. * ρ	United States	92,619	$5,927,616
Nissha Printing Co., Ltd. *	Japan	71,000	2,924,890
Securitas Systems AB ρ	Sweden	547,400	1,385,961
Serco Group plc	United Kingdom	718,552	6,284,874
Watson Wyatt Worldwide, Inc.	United States	105,209	6,167,352

			30,704,234

Construction & Engineering 5.2%
AMEC plc	United Kingdom	186,030	2,933,255
Astaldi SpA	Italy	334,533	2,811,963
Balfour Beatty plc	United Kingdom	731,803	6,393,517
Bilfinger Berger AG	Germany	18,351	1,573,655
Impregilo SpA * ρ	Italy	710,689	4,317,172
J&P Avax SA	Greece	106,274	803,971
Koninklijke Bam Groep NV	Netherlands	60,530	1,453,830
Koninklijke Boskalis Westminster NV	Netherlands	119,880	7,217,887
Okumura Corp. ρ	Japan	252,000	1,238,513
TAEYOUNG Engineering & Construction	South Korea	166,510	1,473,467
Tecnicas Reunidas SA ρ	Spain	53,137	4,020,680

			34,237,910

Electrical Equipment 3.8%
Carbone Lorraine SA	France	70,021	3,870,400
EnerSys, Inc. * ρ	United States	237,500	5,557,500
JA Solar Holdings Co., Ltd., ADS ρ	Cayman Islands	242,900	5,832,029
Roper Industries, Inc. ρ	United States	97,400	6,050,488
SGL Carbon AG *	Germany	59,605	4,064,741

			25,375,158

Industrial Conglomerates 0.7%
Far Eastern Textile, Ltd.	Taiwan	446,000	749,986
Smiths Group plc	United Kingdom	193,659	3,719,950

			4,469,936

Machinery 2.8%
Aker Yards ASA * ρ	Norway	131,420	1,731,004
Charter plc *	United Kingdom	139,179	2,481,608
Kawasaki Heavy Industries, Ltd. ρ	Japan	282,000	724,047
Kaydon Corp. ρ	United States	130,400	6,829,048
Rocky Mountain Dealerships, Inc.	Canada	106,300	1,173,606
Titan International, Inc. ρ	United States	158,200	5,636,666

			18,575,979

Road & Rail 2.7%
Arriva plc	United Kingdom	323,382	4,524,938
FirstGroup plc	United Kingdom	108,788	1,224,465

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail continued
Landstar System, Inc.	United States	129,100	$6,708,036
National Express Group plc	United Kingdom	140,641	2,582,990
Stagecoach Group plc	United Kingdom	614,645	3,129,929

			18,170,358

Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Class A	United States	133,945	6,531,158

Transportation Infrastructure 0.8%
Cintra Concesiones de Infraestructuras de Transporte SA ρ	Spain	211,882	3,288,263
Hamburger Hafen und Logistik AG	Germany	21,747	1,812,064

			5,100,327

INFORMATION TECHNOLOGY 15.7%
Communications Equipment 2.4%
Acme Packet, Inc. * ρ	United States	442,535	4,049,195
F5 Networks, Inc. *	United States	255,078	5,772,415
NICE-Systems, Ltd., ADR *	Israel	200,122	6,371,885

			16,193,495

Computers & Peripherals 1.0%
Logitech International SA *	Switzerland	146,613	4,465,442
Tatung Co., Ltd. *	Taiwan	3,159,000	1,909,043

			6,374,485

Electronic Equipment & Instruments 1.4%
Flir Systems, Inc. * ρ	United States	193,100	6,629,123
MegaChips Corp. ρ	Japan	49,800	622,142
Nidec Corp. *	Japan	27,000	2,025,388

			9,276,653

Internet Software & Services 4.6%
Akamai Technologies, Inc. * ρ	United States	207,800	7,433,006
Baidu.com, Inc., ADR * ρ	Cayman Islands	10,519	3,845,746
Bankrate, Inc. * ρ	United States	86,509	4,519,230
SINA Corp. * ρ	Cayman Islands	200,334	9,255,431
VistaPrint, Ltd. ρ	Bermuda	165,400	5,628,562

			30,681,975

IT Services 0.7%
Syntel, Inc. ρ	United States	144,151	4,772,840

Office Electronics 0.6%
Neopost	France	35,069	3,657,422

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor
Equipment 2.0%
Monolithic Power Systems, Inc. *	United States	287,836	$6,591,444
Power Integrations, Inc. *	United States	208,786	6,507,860

			13,099,304

Software 3.0%
ANSYS, Inc. *	United States	82,945	3,336,877
Capcom Co., Ltd. * ρ	Japan	192,700	5,759,954
Quality Systems, Inc. ρ	United States	116,785	3,751,134
Software AG ρ	Germany	39,724	2,639,091
Square Enix Co., Ltd.	Japan	138,400	4,494,884

			19,981,940

MATERIALS 5.5%
Chemicals 3.5%
CF Industries Holdings, Inc.	United States	41,600	5,561,920
Mitsubishi Gas Chemical Co., Inc.	Japan	117,000	799,205
Rhodia SA * ρ	France	179,995	3,748,807
Sumitomo Bakelite Co., Ltd.	Japan	182,000	1,009,561
Tokuyama Corp. ρ	Japan	128,000	1,152,711
Toray Industries, Inc. ρ	Japan	364,000	2,259,743
Umicore SA ρ	Belgium	153,554	8,200,848

			22,732,795

Containers & Packaging 0.5%
Rexam plc	United Kingdom	396,793	3,523,703

Metals & Mining 1.5%
Lihir Gold, Ltd. * ρ	Papua New Guinea	479,831	1,329,094
Platmin, Ltd.	Canada	95,500	663,722
Randgold Resources, Ltd., ADS ρ	Channel Islands	41,108	1,871,236
Steel Dynamics, Inc.	United States	172,900	6,025,565

			9,889,617

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication
Services 1.2%
China Telecom Corp., Ltd.	China	682,000	457,639
Time Warner Telecom, Inc. * ρ	United States	371,200	7,275,520

			7,733,159

Wireless Telecommunication Services 1.2%
NII Holdings, Inc. *	United States	158,600	7,254,364
StarHub, Ltd.	Singapore	356,290	797,644

			8,052,008

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 0.9%
Electric Utilities 0.5%
Tata Power Co., Ltd.	India	66,446	$2,298,095
Terna Energy SA	Greece	82,776	927,714

			3,225,809

Water Utilities 0.4%
Pennon Group plc	United Kingdom	198,290	2,497,320

Total Common Stocks (cost $571,996,165)			648,756,362

SHORT-TERM INVESTMENTS 22.3%
MUTUAL FUND SHARES 22.3%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.22% q ø	United States	3,926,935	3,926,935
Navigator Prime Portfolio, 2.79% § ρρ	United States	143,155,174	143,155,174

Total Short-Term Investments (cost $147,082,109)			147,082,109

Total Investments (cost $719,078,274) 120.4%			795,838,471
Other Assets and Liabilities (20.4%)			(134,676,153)

Net Assets 100.0%			$661,162,318

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2008:

United States	44.1%
France	10.0%
United Kingdom	9.0%
Japan	7.7%
Germany	5.5%
Spain	4.0%
Cayman Islands	2.9%
Italy	2.1%
Belgium	1.7%
Finland	1.6%
Netherlands	1.6%
Taiwan	1.6%
Australia	1.2%
Israel	1.0%
Bermuda	0.9%
Switzerland	0.8%
Canada	0.5%
Greece	0.5%
Argentina	0.4%
Hong Kong	0.4%
India	0.4%
South Korea	0.4%
Brazil	0.3%
Channel Islands	0.3%
Norway	0.3%
China	0.2%
Papua New Guinea	0.2%
Singapore	0.2%
Sweden	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2008:

Industrials	23.4%
Consumer Discretionary	18.6%
Information Technology	16.0%
Health Care	9.5%
Financials	9.2%
Energy	7.4%
Consumer Staples	7.0%
Materials	5.6%
Telecommunication Services	2.4%
Utilities	0.9%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $715,151,339) including $139,986,513 of securities loaned	$791,911,536
Investments in affiliated money market fund, at value (cost $3,926,935)	3,926,935

Total investments	795,838,471
Foreign currency, at value (cost $7,267,976)	7,303,739
Receivable for securities sold	23,925,242
Receivable for Fund shares sold	328,431
Dividends receivable	873,173
Receivable for securities lending income	188,546
Unrealized gains on forward foreign currency exchange contracts	40,318
Prepaid expenses and other assets	51,551

Total assets	828,549,471

Liabilities
Payable for securities purchased	22,408,700
Payable for Fund shares redeemed	1,686,970
Unrealized losses on forward foreign currency exchange contracts	18,015
Payable for securities on loan	143,155,174
Advisory fee payable	14,881
Distribution Plan expenses payable	7,958
Due to other related parties	2,314
Accrued expenses and other liabilities	93,141

Total liabilities	167,387,153

Net assets	$661,162,318

Net assets represented by
Paid-in capital	$583,780,449
Undistributed net investment loss	(1,816,277)
Accumulated net realized gains on investments	2,415,196
Net unrealized gains on investments	76,782,950

Total net assets	$661,162,318

Net assets consists of
Class A	$411,497,216
Class B	76,048,069
Class C	113,534,745
Class I	60,082,288

Total net assets	$661,162,318

Shares outstanding (unlimited number of shares authorized)
Class A	12,386,930
Class B	2,789,172
Class C	4,141,437
Class I	1,752,138

Net asset value per share
Class A	$33.22
Class A — Offering price (based on sales charge of 5.75%)	$35.25
Class B	$27.27
Class C	$27.41
Class I	$34.29

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

	Investment income
	Dividends (net of foreign withholding taxes of $168,230)	$2,533,163
	Securities lending	811,419
	Income from affiliate	335,718

	Total investment income	3,680,300

	Expenses
	Advisory fee	2,703,047
	Distribution Plan expenses
	Class A	603,709
	Class B	383,616
	Class C	561,300
	Administrative services fee	326,265
	Transfer agent fees	630,583
	Trustees’ fees and expenses	6,457
	Printing and postage expenses	59,831
	Custodian and accounting fees	197,708
	Registration and filing fees	54,783
	Professional fees	29,701
	Other	5,925

	Total expenses	5,562,925
Less:	Expense reductions	(5,391)
	Expense reimbursements	(79,179)

	Net expenses	5,478,355

	Net investment income	(1,798,055)

	Net realized and unrealized gains or losses on investments
	Net realized gains or losses on:
	Securities	3,877,226
	Foreign currency related transactions	(336,910)

	Net realized gains on investments	3,540,316
	Net change in unrealized gains or losses on investments	(96,026,834)

	Net realized and unrealized gains or losses on investments	(92,486,518)

	Net decrease in net assets resulting from operations	$(94,284,573)

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007

Operations
Net investment loss		$(1,798,055)		$(1,485,940)
Net realized gains on investments		3,540,316		45,575,036
Net change in unrealized gains or losses on investments		(96,026,834)		106,777,272

Net increase (decrease) in net assets resulting from operations		(94,284,573)		150,866,368

Distributions to shareholders from
Net investment income
Class A		0		(380,052)
Class I		0		(63,732)
Net realized gains
Class A		(24,640,451)		(19,986,750)
Class B		(5,517,058)		(4,915,097)
Class C		(7,911,811)		(5,704,446)
Class I		(2,860,727)		(1,208,992)

Total distributions to shareholders		(40,930,047)		(32,259,069)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,399,994	81,186,798	4,982,146	177,611,058
Class B	543,718	15,207,093	1,227,018	36,647,350
Class C	759,247	21,472,643	1,716,436	51,711,647
Class I	904,119	31,755,881	778,923	28,861,782

		149,622,415		294,831,837

Net asset value of shares issued in reinvestment of distributions
Class A	598,737	20,913,898	543,655	17,178,423
Class B	167,143	4,807,029	163,937	4,341,048
Class C	187,014	5,406,565	148,268	3,945,416
Class I	78,698	2,835,506	38,137	1,240,544

		33,962,998		26,705,431

Automatic conversion of Class B shares to Class A shares
Class A	85,256	2,821,990	206,145	7,241,012
Class B	(103,437)	(2,821,990)	(246,300)	(7,241,012)

		0		0

Payment for shares redeemed
Class A	(2,489,215)	(82,751,835)	(1,909,917)	(67,539,797)
Class B	(424,566)	(11,298,193)	(474,501)	(13,919,213)
Class C	(507,008)	(13,694,605)	(379,958)	(11,285,585)
Class I	(277,955)	(9,332,869)	(215,958)	(7,817,557)

		(117,077,502)		(100,562,152)

Net increase in net assets resulting from capital share transactions		66,507,911		220,975,116

Total increase (decrease) in net assets		(68,706,709)		339,582,415
Net assets
Beginning of period		729,869,027		390,286,612

End of period		$661,162,318		$729,869,027

Undistributed (overdistributed) net investment loss		$(1,816,277)		$(18,222)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Opportunities Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective at the close of business on April 15, 2008, shares of the Fund are only available for purchase by existing investors (including retirement plans) holding accounts as of that date either directly with the Fund or through certain financial intermediaries.

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase. For the six months ended April 30, 2008, the advisory fee was equivalent to 0.83% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $79,179.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2008, the Fund paid brokerage commissions of $4,795 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A Shares.

For the six months ended April 30, 2008, EIS received $64,873 from the sale of Class A shares and $116, $129,315 and $15,417 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $374,229,176 and $327,874,941, respectively, for the six months ended April 30, 2008.

At April 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at April 30, 2008	In Exchange for U.S $	Unrealized Gain (Loss)

06/12/2008	2,021,500 GBP	$3,979,917	$4,008,377	$28,460
06/12/2008	1,422,300 GBP	2,812,738	2,802,997	(9,741)
07/07/2008	1,175,780 EUR	1,824,631	1,816,357	(8,274)
08/04/2008	3,527,000 EUR	5,466,278	5,478,136	11,858

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers. At April 30, 2008, the value of securities on loan and the total value of collateral

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

received for securities loaned amounted to $139,986,513 and $144,875,848, respectively. Of the total value of the collateral received for securities on loan, $1,720,674 represents the market value of U.S. government agency obligations received as non-cash collateral.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $721,825,667. The gross unrealized appreciation and depreciation on securities based on tax cost was $102,240,592 and $28,227,788, respectively, with a net unrealized appreciation of $74,012,804.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2008, the Fund did not participate in the inter-fund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended April 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566675 rv5 06/2008

Evergreen International Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen International Equity Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign and domestic equity markets were roiled by investor uncertainties during most of the six-month period as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started with problems with subprime mortgages in the United States created volatility in markets around the globe. Major equity benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month. In fixed income markets, a credit crunch and resulting liquidity crisis dominated markets, causing a general flight to quality over the first five months of the six-month period. Sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. As in the equity markets, this pattern reversed itself in April 2008 as corporate bonds, asset-backed securities and emerging-market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Over the six-month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key

LETTER TO SHAREHOLDERS continued

economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, management teams for Evergreen’s global and international funds focused on opportunities in varied sectors of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team supervising Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen

LETTER TO SHAREHOLDERS continued

International Equity Fund concentrated on foreign large cap equities, with some exposure to mid cap and emerging market stocks. Meanwhile, managers of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies, while the team supervising Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. At the same time, the London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

•	Evergreen Investment Management Company, LLC

Portfolio Manager:

•	Francis X. Claro, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

6-month return with sales charge	-14.95%	-14.00%	-10.82%	N/A	N/A

6-month return w/o sales charge	-9.74%	-10.01%	-10.02%	-9.62%	-9.80%

Average annual return*

1-year with sales charge	-4.10%	-3.42%	0.17%	N/A	N/A

1-year w/o sales charge	1.76%	1.07%	1.06%	2.02%	1.53%

5-year	17.86%	18.26%	18.46%	19.66%	18.96%

10-year	6.50%	6.40%	6.40%	7.41%	6.62%

Maximum sales charge	5.75% Front-end	5.00% CDSC	1.00% CDSC	N/A	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class B, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen International Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$902.56	$4.40
Class B	$1,000.00	$899.91	$7.94
Class C	$1,000.00	$899.79	$7.94
Class I	$1,000.00	$903.77	$3.17
Class R	$1,000.00	$902.02	$5.58
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.24	$4.67
Class B	$1,000.00	$1,016.51	$8.42
Class C	$1,000.00	$1,016.51	$8.42
Class I	$1,000.00	$1,021.53	$3.37
Class R	$1,000.00	$1,019.00	$5.92

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.68% for Class B, 1.68% for Class C, 0.67% for Class I and 1.18% for Class R), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

CLASS A		2007	2006	2005	2004	2003

Net asset value, beginning of period	$12.74	$11.15	$9.65	$8.15	$7.06	$5.89

Income from investment operations
Net investment income (loss)	0.06	0.17	0.23[1]	0.10	0.05[1]	0.08[1]
Net realized and unrealized gains or losses on investments	(1.21)	2.73	1.93	1.50	1.11	1.14

Total from investment operations	(1.15)	2.90	2.16	1.60	1.16	1.22

Distributions to shareholders from
Net investment income	(0.26)	(0.31)	(0.24)	(0.10)	(0.07)	(0.05)
Net realized gains	(1.17)	(1.00)	(0.42)	0	0	0

Total distributions to shareholders	(1.43)	(1.31)	(0.66)	(0.10)	(0.07)	(0.05)

Net asset value, end of period	$10.16	$12.74	$11.15	$9.65	$8.15	$7.06

Total return[2]	(9.74)%	28.72%	23.46%	19.83%	16.60%	20.89%

Ratios and supplemental data
Net assets, end of period (millions)	$573	$768	$615	$476	$285	$178
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.93%[3]	0.95%	1.02%	1.03%	1.07%	1.13%
Expenses excluding waivers/reimbursements and expense reductions	0.97%[3]	0.97%	1.02%	1.03%	1.07%	1.13%
Net investment income (loss)	1.66%[3]	1.71%	2.23%	1.48%	0.68%	1.26%
Portfolio turnover rate	37%	42%	80%	58%	72%	141%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

CLASS B		2007	2006	2005	2004	2003

Net asset value, beginning of period	$12.32	$10.82	$9.38	$7.93	$6.88	$5.74

Income from investment operations
Net investment income (loss)	0.03	0.11[1]	0.16[1]	0.07	0[1]	0.02[1]
Net realized and unrealized gains or losses on investments	(1.17)	2.62	1.87	1.44	1.08	1.12

Total from investment operations	(1.14)	2.73	2.03	1.51	1.08	1.14

Distributions to shareholders from
Net investment income	(0.17)	(0.23)	(0.17)	(0.06)	(0.03)	0
Net realized gains	(1.17)	(1.00)	(0.42)	0	0	0

Total distributions to shareholders	(1.34)	(1.23)	(0.59)	(0.06)	(0.03)	0

Net asset value, end of period	$9.84	$12.32	$10.82	$9.38	$7.93	$6.88

Total return[2]	(10.01)%	27.77%	22.57%	19.05%	15.82%	19.86%

Ratios and supplemental data
Net assets, end of period (millions)	$57	$70	$70	$57	$47	$38
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.68%[3]	1.67%	1.72%	1.73%	1.77%	1.85%
Expenses excluding waivers/reimbursements and expense reductions	1.68%[3]	1.67%	1.72%	1.73%	1.77%	1.85%
Net investment income (loss)	0.96%[3]	0.98%	1.54%	0.80%	(0.04)%	0.37%
Portfolio turnover rate	37%	42%	80%	58%	72%	141%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

CLASS C		2007	2006	2005	2004	2003

Net asset value, beginning of period	$12.31	$10.82	$9.39	$7.94	$6.88	$5.74

Income from investment operations
Net investment income (loss)	0.03	0.11[1]	0.16[1]	0.07	0[1]	0.03[1]
Net realized and unrealized gains or losses on investments	(1.17)	2.62	1.86	1.43	1.09	1.11

Total from investment operations	(1.14)	2.73	2.02	1.50	1.09	1.14

Distributions to shareholders from
Net investment income	(0.18)	(0.24)	(0.17)	(0.05)	(0.03)	0
Net realized gains	(1.17)	(1.00)	(0.42)	0	0	0

Total distributions to shareholders	(1.35)	(1.24)	(0.59)	(0.05)	(0.03)	0

Net asset value, end of period	$9.82	$12.31	$10.82	$9.39	$7.94	$6.88

Total return[2]	(10.02)%	27.76%	22.50%	19.00%	15.92%	19.86%

Ratios and supplemental data
Net assets, end of period (millions)	$98	$118	$99	$74	$58	$52
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.68%[3]	1.67%	1.72%	1.73%	1.77%	1.85%
Expenses excluding waivers/reimbursements and expense reductions	1.68%[3]	1.67%	1.72%	1.73%	1.77%	1.85%
Net investment income (loss)	0.97%[3]	0.98%	1.55%	0.77%	(0.05)%	0.44%
Portfolio turnover rate	37%	42%	80%	58%	72%	141%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

CLASS I		2007	2006	2005	2004	2003

Net asset value, beginning of period	$12.88	$11.26	$9.74	$8.21	$7.11	$5.93

Income from investment operations
Net investment income (loss)	0.11	0.23	0.26	0.16[1]	0.07[1]	0.09[1]
Net realized and unrealized gains or losses on investments	(1.25)	2.73	1.94	1.49	1.13	1.15

Total from investment operations	(1.14)	2.96	2.20	1.65	1.20	1.24

Distributions to shareholders from
Net investment income	(0.30)	(0.34)	(0.26)	(0.12)	(0.10)	(0.06)
Net realized gains	(1.17)	(1.00)	(0.42)	0	0	0

Total distributions to shareholders	(1.47)	(1.34)	(0.68)	(0.12)	(0.10)	(0.06)

Net asset value, end of period	$10.27	$12.88	$11.26	$9.74	$8.21	$7.11

Total return	(9.62)%	29.09%	23.77%	20.29%	16.98%	21.19%

Ratios and supplemental data
Net assets, end of period (millions)	$1,452	$2,519	$2,403	$2,006	$1,559	$1,173
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%[2]	0.67%	0.72%	0.73%	0.77%	0.84%
Expenses excluding waivers/reimbursements and expense reductions	0.67%[2]	0.67%	0.72%	0.73%	0.77%	0.84%
Net investment income (loss)	1.72%[2]	1.99%	2.52%	1.78%	0.96%	1.40%
Portfolio turnover rate	37%	42%	80%	58%	72%	141%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

CLASS R		2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$12.55	$11.02	$9.57	$8.00	$6.88	$6.97

Income from investment operations
Net investment income (loss)	0.04	0.15	0.21[2]	0.11[2]	0.01	0[2]
Net realized and unrealized gains or losses on investments	(1.17)	2.68	1.90	1.46	1.11	(0.09)

Total from investment operations	(1.13)	2.83	2.11	1.57	1.12	(0.09)

Distributions to shareholders from
Net investment income	(0.25)	(0.30)	(0.24)	0	0	0
Net realized gains	(1.17)	(1.00)	(0.42)	0	0	0

Total distributions to shareholders	(1.42)	(1.30)	(0.66)	0	0	0

Net asset value, end of period	$10.00	$12.55	$11.02	$9.57	$8.00	$6.88

Total return	(9.80)%	28.40%	23.16%	19.63%	16.28%	(1.29)%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,798	$9,107	$4,694	$1,958	$434	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.18%[3]	1.16%	1.22%	1.23%	1.28%	0.95%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.18%[3]	1.16%	1.22%	1.23%	1.28%	0.95%[3]
Net investment income (loss)	1.40%[3]	1.49%	2.02%	1.21%	0.89%	(1.83)%[3]
Portfolio turnover rate	37%	42%	80%	58%	72%	141%

1	For the period from October 10, 2003 (commencement of class operations), to October 31, 2003.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 8.9%
Auto Components 2.1%
Compagnie Generale des Etablissements Michelin, Class B ρ	France	216,450	$19,801,139
Nokian Renkaat Oyj	Finland	603,815	25,687,416

			45,488,555

Automobiles 0.3%
Toyota Motor Corp.	Japan	124,800	6,300,977

Hotels, Restaurants & Leisure 0.5%
Sodexo SA ρ	France	155,865	10,432,634

Household Durables 0.3%
Sony Corp.	Japan	133,900	6,131,845

Media 1.5%
Toho Co., Ltd. * ρ	Japan	338,500	7,718,241
Vivendi SA ρ	France	659,033	26,743,921

			34,462,162

Specialty Retail 0.1%
Yamada Denki Co., Ltd.	Japan	29,200	2,486,952

Textiles, Apparel & Luxury Goods 4.1%
adidas AG ρ	Germany	1,382,021	88,179,869
Geox SpA ρ	Italy	139,927	2,022,369

			90,202,238

CONSUMER STAPLES 16.3%
Beverages 3.6%
Diageo plc	United Kingdom	1,358,934	27,841,872
Foster’s Group, Ltd.	Australia	940,686	4,493,376
Heineken NV	Netherlands	265,522	15,453,714
Marston’s plc	United Kingdom	778,889	3,078,036
Pernod Ricard SA	France	192,729	22,200,138
Tsingtao Brewery Co., Ltd. ρ	China	2,200,000	6,209,865

			79,277,001

Food & Staples Retailing 4.5%
Carrefour SA ρ	France	1,303,676	91,785,304
Tesco plc	United Kingdom	763,132	6,493,169

			98,278,473

Food Products 5.8%
Chocoladefabriken Lindt & Sprungli AG ρ	Switzerland	2,844	8,744,043
Groupe Danone ρ	France	315,574	27,921,078
Lotte Confectionery Co., Ltd.	South Korea	4,112	4,881,658
Nestle SA	Switzerland	108,410	51,767,650
Unilever NV	Netherlands	966,947	32,511,223

			125,825,652

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.4%
Shiseido Co., Ltd. ρ	Japan	412,400	$9,857,616

Tobacco 2.0%
British American Tobacco plc	United Kingdom	708,804	26,668,171
Japan Tobacco, Inc.	Japan	2,200	10,664,878
Swedish Match AB ρ	Sweden	315,045	6,900,826

			44,233,875

ENERGY 8.3%
Energy Equipment & Services 0.2%
Technip SA	France	47,639	4,401,832

Oil, Gas & Consumable Fuels 8.1%
BP plc	United Kingdom	4,565,987	55,331,905
ENI SpA	Italy	375,932	14,477,244
OAO LUKOIL, ADR	Russia	126,740	11,444,622
PetroChina Co., Ltd., ADR ρ	China	33,870	5,119,112
Petroleo Brasileiro SA, ADR	Brazil	17,685	1,723,067
PTT Public Co.	Thailand	561,900	5,918,467
Rosneft OJSC, GDR	Russia	556,829	5,438,638
Royal Dutch Shell plc, Class A	United Kingdom	175,098	7,042,857
Statoil ASA	Norway	540,600	19,520,638
Total SA ρ	France	617,764	51,869,305

			177,885,855

FINANCIALS 19.1%
Capital Markets 0.2%
UBS AG	Switzerland	124,297	4,179,857

Commercial Banks 6.8%
Alpha Bank SA	Greece	134,670	4,590,837
Bank of Yokohama, Ltd.	Japan	1,793,300	13,091,537
BNP Paribas SA ρ	France	221,429	23,868,832
DBS Group Holdings, Ltd.	Singapore	538,000	7,868,532
Greek Postal Savings Bank SA	Greece	462,187	8,993,001
ICICI Bank, Ltd., ADR	India	259,297	11,562,053
Intesa Sanpaolo SpA ρ	Italy	3,423,940	24,263,475
Lloyds TSB Group plc	United Kingdom	1,326,154	11,375,744
Mega Financial Holding Co., Ltd.	Taiwan	16,601,000	14,612,260
National Bank of Greece SA	Greece	110,075	6,092,946
Unicredito Italian SpA ρ	Italy	2,879,682	21,874,657

			148,193,874

Consumer Finance 0.6%
Orix Corp.	Japan	70,050	12,589,941

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 3.5%
Babcock & Brown, Ltd. ρ	Australia	269,255	$3,729,076
Compagnie Nationale a Portefeuille	Belgium	43,651	3,444,240
Criteria Caixa Corp. SA	Spain	1,216,586	8,237,757
Groupe Bruxelles Lambert SA ρ	Belgium	173,337	22,022,405
Hellenic Exchanges SA	Greece	182,711	3,981,710
ING Groep NV ρ	Netherlands	314,048	11,981,639
Pargesa Holdings SA ρ	Switzerland	100,385	11,496,821
Yuanta Financial Holding Co., Ltd. *	Taiwan	13,200,000	12,572,461

			77,466,109

Insurance 7.6%
Allianz SE	Germany	144,426	29,434,824
Amlin plc ρ	United Kingdom	694,315	3,797,274
AXA SA ρ	France	951,433	35,403,309
Cathay Financial Holding Co., Ltd.	Taiwan	5,358,000	15,045,866
CNP Assurances ρ	France	37,964	4,503,019
Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	328,340	13,022,874
Muenchener Rueckversicherungs-Gesellschaft AG ρ	Germany	154,827	29,947,111
NIPPONKOA Insurance Co., Ltd. *	Japan	185,000	1,797,494
QBE Insurance Group, Ltd.	Australia	354,746	8,452,524
Sompo Japan Insurance, Inc.	Japan	401,000	4,444,884
Sony Financial Holdings, Inc. *	Japan	1,576	6,628,320
T&D Holdings, Inc.	Japan	224,050	14,209,724

			166,687,223

Real Estate Management & Development 0.4%
IRSA Inversiones y Representaciones SA, GDR * ρ	Argentina	592,726	8,250,746

HEALTH CARE 4.6%
Health Care Equipment & Supplies 0.3%
Smith & Nephew plc	United Kingdom	430,243	5,589,267

Pharmaceuticals 4.3%
GlaxoSmithKline plc	United Kingdom	205,351	4,565,645
Novartis AG	Switzerland	660,423	33,439,942
Roche Holding AG	Switzerland	224,057	37,199,318
Teva Pharmaceutical Industries, Ltd., ADR	Israel	402,696	18,838,119

			94,043,024

INDUSTRIALS 11.7%
Aerospace & Defense 2.6%
BAE Systems plc	United Kingdom	4,774,067	44,194,943
Thales SA ρ	France	201,057	13,144,540

			57,339,483

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.2%
Experian Group, Ltd.	United Kingdom	460,673	$3,476,539

Construction & Engineering 1.0%
Bilfinger Berger AG ρ	Germany	171,258	14,685,899
Okumura Corp. ρ	Japan	1,374,600	6,755,794

			21,441,693

Electrical Equipment 2.1%
Alstom SA	France	99,257	23,021,006
Mitsubishi Electric Corp.	Japan	2,018,400	20,535,934
Schneider Electric SA ρ	France	25,081	3,069,019

			46,625,959

Industrial Conglomerates 1.5%
Keppel Corp., Ltd.	Singapore	1,854,000	14,090,345
Siemens AG	Germany	97,125	11,425,030
Smiths Group plc	United Kingdom	419,070	8,049,816

			33,565,191

Machinery 1.5%
Fanuc, Ltd.	Japan	52,700	5,518,404
KCI Konecranes International Oyj	Finland	173,600	7,577,128
Komatsu, Ltd.	Japan	284,300	8,579,661
THK Co., Ltd.	Japan	509,500	11,251,173

			32,926,366

Trading Companies & Distributors 2.3%
Mitsubishi Corp.	Japan	779,300	24,936,405
Mitsui & Co., Ltd.	Japan	1,054,500	24,650,125

			49,586,530

Transportation Infrastructure 0.5%
Macquarie Airports	Australia	1,799,530	5,323,642
Macquarie Infrastructure Group ρ	Australia	2,082,617	5,552,850

			10,876,492

INFORMATION TECHNOLOGY 7.3%
Communications Equipment 2.2%
Nokia Corp.	Finland	863,470	26,505,198
Research In Motion, Ltd. *	Canada	175,919	21,397,028

			47,902,226

Electronic Equipment & Instruments 0.3%
Ingenico SA ρ	France	203,536	6,859,240

Internet Software & Services 0.4%
Baidu.com, Inc., ADR * ρ	Cayman Islands	22,233	8,128,385

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 1.7%
Canon, Inc.	Japan	457,700	$22,801,686
Neopost	France	137,717	14,362,805

			37,164,491

Semiconductors & Semiconductor
Equipment 0.2%
United Microelectronics Corp.	Taiwan	5,025,228	3,069,849

Software 2.5%
Nintendo Co., Ltd.	Japan	84,600	46,279,555
Square Enix Co., Ltd. ρ	Japan	284,200	9,230,102

			55,509,657

MATERIALS 8.6%
Chemicals 5.1%
Akzo Nobel NV	Netherlands	144,076	12,220,398
BASF AG ρ	Germany	34,782	4,962,082
Bayer AG ρ	Germany	289,639	24,706,686
Hitachi Chemical Co., Ltd.	Japan	200,200	3,922,293
Lonza Group AG	Switzerland	205,558	27,966,000
Rhodia SA * ρ	France	526,599	10,967,636
Tokuyama Corp. ρ	Japan	878,400	7,910,481
Toray Industries, Inc. ρ	Japan	1,142,400	7,092,117
Umicore SA ρ	Belgium	198,986	10,627,231

			110,374,924

Containers & Packaging 0.5%
Rexam plc	United Kingdom	1,204,333	10,695,028

Metals & Mining 3.0%
BHP Billiton plc	United Kingdom	219,411	7,833,045
Companhia Vale do Rio Doce, ADR	Brazil	391,534	15,301,149
Rio Tinto plc	United Kingdom	369,770	43,350,327

			66,484,521

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 3.5%
BCE, Inc.	Canada	69,750	2,548,451
China Telecom Corp., Ltd.	China	6,504,000	4,364,345
Chunghwa Telecom Co., Ltd.	Taiwan	6,060,727	15,625,818
Koninklijke KPN NV	Netherlands	561,788	10,305,734
Telefonica SA	Spain	1,106,315	31,979,200
Telenor ASA ρ	Norway	529,900	10,682,004

			75,505,552

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.2%
Bouygues SA ρ	France	22,496	$1,681,529
China Unicom, Ltd. ρ	Hong Kong	2,039,000	4,415,974
Sistema JSFC, GDR *	Russia	290,311	8,825,454
Tim Participacoes SA, ADR ρ	Brazil	124,556	4,182,590
Vodafone Group plc	United Kingdom	9,381,629	29,827,134

			48,932,681

UTILITIES 5.8%
Electric Utilities 1.7%
E.ON AG ρ	Germany	40,131	8,165,178
Electricite de France ρ	France	139,232	14,564,153
Fortum Oyj	Finland	330,700	14,037,709

			36,767,040

Gas Utilities 1.5%
Gaz de France ρ	France	302,467	19,934,518
Tokyo Gas Co., Ltd.	Japan	3,212,900	12,250,759

			32,185,277

Multi-Utilities 2.6%
National Grid plc	United Kingdom	293,458	4,077,123
RWE AG ρ	Germany	168,002	19,336,185
SUEZ ρ	France	405,871	28,745,926
United Utilities plc	United Kingdom	377,055	5,365,700

			57,524,934

Total Common Stocks (cost $1,694,796,278)			2,105,207,766

PREFERRED STOCKS 2.0%
HEALTH CARE 1.7%
Health Care Equipment & Supplies 1.7%
Fresenius AG, Var. Rate Pfd.	Germany	450,328	37,292,155

INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor
Equipment 0.3%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	11,349	5,822,604

Total Preferred Stocks (cost $21,672,307)			43,114,759

RIGHTS 0.0%
FINANCIALS 0.0%
Capital Markets 0.0%
UBS AG *	Switzerland	124,297	208,993

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

RIGHTS continued
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert *	Belgium	16,633	$518

Total Rights (cost $209,342)			209,511

OTHER 0.6%
Yellow Pages Income Fund (cost $13,992,976)	Canada	1,217,797	13,263,734

SHORT-TERM INVESTMENTS 14.1%
MUTUAL FUND SHARES 14.1%
Evergreen Institutional U.S. Government Money
Market Fund, Class I, 2.22% q ø	United States	16,623,757	16,623,757
Navigator Prime Portfolio, 2.79% § ρρ	United States	291,944,214	291,944,214

Total Short-Term Investments (cost $308,567,971)			308,567,971

Total Investments (cost $2,039,238,874) 113.0%			2,470,363,741
Other Assets and Liabilities (13.0%)			(283,855,559)

Net Assets 100.0%			$2,186,508,182

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

The following table shows the percent of long-term investments by geographic location as of April 30, 2008:

France	21.0%
Japan	14.8%
United Kingdom	14.3%
Germany	12.4%
Switzerland	8.1%
Netherlands	3.8%
Finland	3.4%
Italy	2.9%
Taiwan	2.8%
Spain	1.9%
Belgium	1.7%
Canada	1.7%
Norway	1.4%
Australia	1.3%
Russia	1.2%
Greece	1.1%
Brazil	1.0%
Singapore	1.0%
Israel	0.9%
China	0.7%
India	0.5%
South Korea	0.5%
Argentina	0.4%
Cayman Islands	0.4%
Sweden	0.3%
Thailand	0.3%
Hong Kong	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2008:

Financials	19.3%
Consumer Staples	16.5%
Industrials	11.8%
Consumer Discretionary	9.7%
Materials	8.7%
Energy	8.4%
Information Technology	7.6%
Health Care	6.3%
Utilities	5.9%
Telecommunication Services	5.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $2,022,615,117) including $281,481,579 of securities loaned	$2,453,739,984
Investments in affiliated money market fund, at value (cost $16,623,757)	16,623,757

Total investments	2,470,363,741
Cash	291,962
Foreign currency, at value (cost $5,667,984)	5,653,529
Receivable for securities sold	36,963,807
Receivable for Fund shares sold	3,534,131
Dividends receivable	8,117,227
Receivable for securities lending income	495,348
Unrealized gains on forward foreign currency exchange contracts	141,242
Prepaid expenses and other assets	36,691

Total assets	2,525,597,678

Liabilities
Payable for securities purchased	44,531,600
Payable for Fund shares redeemed	1,991,707
Unrealized losses on forward foreign currency exchange contracts	251,828
Payable for securities on loan	291,944,214
Advisory fee payable	24,328
Distribution Plan expenses payable	8,197
Due to other related parties	23,278
Accrued expenses and other liabilities	314,344

Total liabilities	339,089,496

Net assets	$2,186,508,182

Net assets represented by
Paid-in capital	$1,537,932,435
Undistributed net investment income	23,261,152
Accumulated net realized gains on investments	194,451,120
Net unrealized gains on investments	430,863,475

Total net assets	$2,186,508,182

Net assets consists of
Class A	$572,848,606
Class B	56,748,443
Class C	97,898,603
Class I	1,452,214,988
Class R	6,797,542

Total net assets	$2,186,508,182

Shares outstanding (unlimited number of shares authorized)
Class A	56,361,889
Class B	5,768,241
Class C	9,968,078
Class I	141,389,862
Class R	679,804

Net asset value per share
Class A	$10.16
Class A — Offering price (based on sales charge of 5.75%)	$10.78
Class B	$9.84
Class C	$9.82
Class I	$10.27
Class R	$10.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $4,678,733)	$32,178,381
Securities lending	1,634,631
Income from affiliate	639,264

Total investment income	34,452,276

Expenses
Advisory fee	5,609,750
Distribution Plan expenses
Class A	912,217
Class B	298,114
Class C	510,597
Class R	18,429
Administrative services fee	1,405,731
Transfer agent fees	1,005,616
Trustees’ fees and expenses	28,344
Printing and postage expenses	78,204
Custodian and accounting fees	1,221,174
Registration and filing fees	41,034
Professional fees	60,165
Interest expense	8,172
Other	28,317
Total expenses	11,225,864
Less: Expense reductions	(25,493)
Expense reimbursements	(120,118)

Net expenses	11,080,253

Net investment income	23,372,023

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	242,589,215
In-kind redemptions	60,253,588
Foreign currency related transactions	(2,932,142)

Net realized gains on investments	299,910,661
Net change in unrealized gains or losses on investments	(680,140,161)

Net realized and unrealized gains or losses on investments	(380,229,500)

Net decrease in net assets resulting from operations	$(356,857,477)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007

Operations
Net investment income		$23,372,023		$61,360,187
Net realized gains on investments		299,910,661		369,529,721
Net change in unrealized gains or losses on investments		(680,140,161)		403,139,692

Net increase (decrease) in net assets resulting from operations		(356,857,477)		834,029,600

Distributions to shareholders from
Net investment income
Class A		(17,481,084)		(18,670,017)
Class B		(1,036,163)		(1,563,093)
Class C		(1,880,635)		(2,374,896)
Class I		(61,458,225)		(75,157,310)
Class R		(194,712)		(169,251)
Net realized gains
Class A		(69,140,829)		(55,646,332)
Class B		(6,539,238)		(6,294,981)
Class C		(11,085,467)		(9,216,224)
Class I		(226,795,402)		(209,982,825)
Class R		(834,399)		(513,255)

Total distributions to shareholders		(396,446,154)		(379,588,184)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	6,633,763	70,635,735	16,012,626	179,368,097
Class B	485,354	4,978,209	1,248,853	13,441,736
Class C	660,839	6,782,246	1,400,633	15,082,813
Class I	19,879,930	207,126,786	26,965,101	303,853,187
Class R	152,110	1,579,513	470,947	5,233,223

		291,102,489		516,979,056

Net asset value of shares issued in reinvestment of distributions
Class A	6,822,496	75,497,349	6,233,055	66,115,005
Class B	586,814	6,264,771	587,291	6,036,254
Class C	948,968	10,120,104	877,563	9,019,468
Class I	15,644,440	175,225,307	14,470,935	155,035,983
Class R	34,126	371,596	26,405	276,460

		267,479,127		236,483,170

Automatic conversion of Class B shares to Class A shares
Class A	183,569	1,882,476	502,791	5,594,240
Class B	(189,632)	(1,882,476)	(518,261)	(5,594,240)

		0		0

Payment for shares redeemed
Class A	(17,590,689)	(185,706,112)	(17,626,182)	(198,350,369)
Class B	(810,241)	(8,203,585)	(2,056,837)	(22,612,011)
Class C	(1,194,834)	(11,737,926)	(1,909,812)	(20,868,268)
Class I	(89,769,472)	(895,354,541)	(59,254,247)	(671,404,426)
Class R	(231,933)	(2,352,858)	(197,680)	(2,173,165)

		(1,103,355,022)		(915,408,239)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007

Net decrease in net assets resulting from capital share transactions	$(544,773,406)	$(161,946,013)

Total increase (decrease) in net assets	(1,298,077,037)	292,495,403
Net assets
Beginning of period	3,484,585,219	3,192,089,816

End of period	$2,186,508,182	$3,484,585,219

Undistributed net investment income	$23,261,152	$81,939,948

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA International Equity Fund, increase. For the six months ended April 30, 2008, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $120,118.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended April 30, 2008, EIS received $12,927 from the sale of Class A shares and $23, $47,428 and $3,014 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,031,711,599 and $1,369,043,972, respectively, for the six months ended April 30, 2008.

At April 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts		U.S. Value at	In Exchange for	Unrealized
Date	to Receive		April 30, 2008	U.S. $	Loss

06/12/2008	1,653,152	GBP	$3,269,271	$3,315,000	$45,729

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to		U.S. Value at	In Exchange for	Unrealized
Date	Deliver		April 30, 2008	U.S. $	Gain (Loss)

06/12/2008	4,796,000	GBP	$9,484,563	$9,451,717	$(32,846)
06/12/2008	7,637,500	GBP	15,103,909	15,211,914	108,005
07/07/2008	8,552,956	EUR	13,272,879	13,212,692	(60,187)
08/04/2008	10,780,000	GBP	21,318,512	21,205,446	(113,066)
08/04/2008	19,517,000	EUR	30,287,398	30,320,635	33,237

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $281,481,579 and $291,944,214, respectively.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $2,049,896,525. The gross unrealized appreciation and depreciation on securities based on tax cost was $481,486,033 and $61,018,817, respectively, with a net unrealized appreciation of $420,467,216.

6. IN-KIND TRANSACTION

Effective at the close of business on March 14, 2008, the Fund distributed assets through an in-kind redemption. The number and value of Class I shares redeemed are reflected as payment for shares redeemed in the Statement of Changes in Net Assets for the six months ended April 30, 2008. In the transaction, the Fund distributed securities with a market value of $583,554,080 and cash in the amount of $20,555,315. The Fund realized $60,253,588 of net capital gains resulting from the in-kind redemption. The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital. This reclassification is reflected on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended April 30, 2008, the Fund had average borrowings outstanding of $188,730 (on an annualized basis) at an average rate of 4.33% and paid interest of $8,172.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

The Trust, on behalf of the Fund, has been named as a defendant in a legal action arising from business activities for which no amount has yet been claimed. Although the amount of any ultimate liability with respect to this matter cannot be determined at this time, in EIMC’s opinion, any such liability will not have a material effect on the Fund’s financial position or results of operations.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund

NOTES TO FINANCIAL STATEMENTS continued

transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director,Almanac Capital Management (commodities firm);Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566676 rv5 06/2008

Evergreen Intrinsic World Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Intrinsic World Equity Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign and domestic equity markets were roiled by investor uncertainties during most of the six-month period as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started with problems with subprime mortgages in the United States created volatility in markets around the globe. Major equity benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month. In fixed income markets, a credit crunch and resulting liquidity crisis dominated markets, causing a general flight to quality over the first five months of the six-month period. Sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. As in the equity markets, this pattern reversed itself in April 2008 as corporate bonds, asset-backed securities and emerging-market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Over the six-month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key

1

LETTER TO SHAREHOLDERS continued

economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, management teams for Evergreen’s global and international funds focused on opportunities in varied sectors of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team supervising Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen

2

LETTER TO SHAREHOLDERS continued

International Equity Fund concentrated on foreign large cap equities, with some exposure to mid cap and emerging market stocks. Meanwhile, managers of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies, while the team supervising Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. At the same time, the London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Metropolitan West Capital Management, LLC

Portfolio Managers:

• Howard Gleicher, CFA

• David M. Graham

• Gary W. Lisenbee

• Jeffrey Peck

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

Performance for the Fund prior to May 21, 2007, is the performance of Atlas Global Growth Fund, the Fund’s predecessor. The performance information has not been adjusted to reflect the actual operating expenses of the Fund’s various share classes. The predecessor fund was not advised by the Fund’s Investment Advisor or Sub-Advisor and its investment policies differed from the Fund’s investment policies.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1996

	Class A	Class B	Class C	Class I
Class inception date	4/30/1996	5/18/2007	5/18/2007	5/18/2007

Nasdaq symbol	EWEAX	EWEBX	EWECX	EWEIX

6-month return with sales charge	-11.65%	-11.04%	-7.50%	N/A

6-month return w/o sales charge	-6.25%	-6.61%	-6.62%	-6.18%

Average annual return*

1-year with sales charge	-7.56%	-6.40%	-3.39%	N/A

1-year w/o sales charge	-1.94%	-2.59%	-2.63%	-1.75%

5-year	16.17%	17.19%	17.39%	17.60%

10-year	8.81%	9.39%	9.39%	9.48%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior their inception is based on the performance of Class A. Historical performance for Class A prior to 5/21/2007 is based on the performance of the fund’s predecessor fund, Atlas Global Growth Fund. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and fund’s predecessor fund and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Intrinsic World Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International World Index (MSCI World) and the Consumer Price Index (CPI).

The MSCI World is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of April 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

•	Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•	Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$ 1,000.00	$937.46	$6.26
Class B	$ 1,000.00	$933.88	$9.81
Class C	$ 1,000.00	$933.84	$9.95
Class I	$ 1,000.00	$938.21	$4.77
Hypothetical
(5% return before expenses)
Class A	$ 1,000.00	$1,018.40	$6.52
Class B	$ 1,000.00	$1,014.72	$10.22
Class C	$ 1,000.00	$1,014.57	$10.37
Class I	$ 1,000.00	$1,019.94	$4.97

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.30% for Class A, 2.04% for Class B, 2.07% for Class C and 0.99% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007[1,2]	Year Ended December 31,

			2006[2]	2005[2]	2004[2]	2003[2]	2002[2]

Net asset value, beginning of period	$24.23	$26.61	$23.65	$21.02	$17.89	$12.75	$16.52

Income from investment operations
Net investment income (loss)	0.10	0.17[3]	0.17[3]	0.09[3]	0.04[3]	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	(1.58)	2.29	3.62	2.65	3.14	5.13	(3.77)

Total from investment operations	(1.48)	2.46	3.79	2.74	3.18	5.14	(3.77)

Distributions to shareholders from
Net investment income	(0.13)	0	(0.16)	(0.11)	(0.05)	0	0
Net realized gains	(1.08)	(4.84)	(0.67)	0	0	0	0

Total distributions to shareholders	(1.21)	(4.84)	(0.83)	(0.11)	(0.05)	0	0

Net asset value, end of period	$21.54	$24.23	$26.61	$23.65	$21.02	$17.89	$12.75

Total return[4]	(6.25)%	10.42%	16.02%	13.02%	17.79%	40.31%	(22.82)%

Ratios and supplemental data
Net assets, end of period (thousands)	$211,211	$279,146	$457,035	$321,219	$242,402	$159,443	$88,842
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.30%[5]	1.24%[5]	1.29%	1.31%	1.35%	1.54%	1.48%
Expenses excluding waivers/reimbursements and expense reductions	1.30%[5]	1.24%[5]	1.29%	1.31%	1.35%	1.54%	1.48%
Net investment income (loss)	0.77%[5]	0.78%[5]	0.66%	0.43%	0.22%	0.06%	(0.03)%
Portfolio turnover rate	29%	66%	21%	28%	20%	38%	39%

1	For the ten months ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
2

On May 21, 2007, the Fund acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”). Atlas Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 21, 2007 are those of Atlas Fund.

3	Net investment income (loss) per share is based on average shares outstanding during the period.
4	Excluding applicable sales charges
5	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007[1]

Net asset value, beginning of period	$24.15	$28.59

Income from investment operations
Net investment income (loss)	0[2]	(0.11)[2]
Net realized and unrealized gains or losses on investments	(1.56)	0.51

Total from investment operations	(1.56)	0.40

Distributions to shareholders from
Net investment income	(0.14)	0
Net realized gains	(1.08)	(4.84)

Total distributions to shareholders	(1.22)	(4.84)

Net asset value, end of period	$21.37	$24.15

Total return[3]	(6.61)%	2.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$47	$60
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.04%[4]	2.06%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.04%[4]	2.06%[4]
Net investment income (loss)	0.02%[4]	(0.94)%[4]
Portfolio turnover rate	29%	66%

1	For the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007[1]

Net asset value, beginning of period	$24.14	$28.59

Income from investment operations
Net investment income (loss)	(0.01)[2]	(0.10)[2]
Net realized and unrealized gains or losses on investments	(1.55)	0.49

Total from investment operations	(1.56)	0.39

Distributions to shareholders from
Net investment income	(0.17)	0
Net realized gains	(1.08)	(4.84)

Total distributions to shareholders	(1.25)	(4.84)

Net asset value, end of period	$21.33	$24.14

Total return[3]	(6.62)%	2.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$40	$14
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.07%[4]	2.05%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.07%[4]	2.05%[4]
Net investment income (loss)	(0.12)%[4]	(0.92)%[4]
Portfolio turnover rate	29%	66%

1	For the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007[1]

Net asset value, beginning of period	$24.26	$28.59

Income from investment operations
Net investment income (loss)	0.19[2]	0.01
Net realized and unrealized gains or losses on investments	(1.65)	0.50

Total from investment operations	(1.46)	0.51

Distributions to shareholders from
Net investment income	(0.20)	0
Net realized gains	(1.08)	(4.84)

Total distributions to shareholders	(1.28)	(4.84)

Net asset value, end of period	$21.52	$24.26

Total return	(6.18)%	2.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,294	$71,656
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%[3]	1.05%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.99%[3]	1.05%[3]
Net investment income (loss)	1.71%[3]	0.12%[3]
Portfolio turnover rate	29%	66%

1	For the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 9.3%
Household Durables 1.4%
NVR, Inc. * ρ	United States	5,100	$3,128,850

Media 4.7%
Lions Gate Entertainment Corp. * ρ	Canada	332,000	3,409,640
Singapore Press Holdings, Ltd.	Singapore	290,000	950,365
Time Warner, Inc. ρ	United States	225,000	3,341,250
Warner Music Group Corp. ρ	United States	275,000	2,389,750

			10,091,005

Specialty Retail 3.2%
H&M Hennes & Mauritz AB, Class B ρ	Sweden	40,000	2,371,989
Home Depot, Inc. ρ	United States	154,900	4,461,120

			6,833,109

CONSUMER STAPLES 13.3%
Beverages 1.2%
Diageo plc	United Kingdom	124,000	2,540,515

Food & Staples Retailing 4.1%
Aeon Co., Ltd. ρ	Japan	200,000	2,906,687
Carrefour SA ρ	France	35,600	2,506,418
Tesco plc	United Kingdom	410,000	3,488,517

			8,901,622

Food Products 6.5%
Bunge, Ltd. ρ	Bermuda	46,000	5,248,140
Cadbury Schweppes plc	United Kingdom	320,000	3,700,141
Unilever NV	Netherlands	147,300	4,940,442

			13,888,723

Household Products 1.5%
Kao Corp.	Japan	120,000	3,230,504

ENERGY 8.7%
Energy Equipment & Services 4.5%
Transocean, Inc. * ρ	Cayman Islands	32,400	4,777,704
Weatherford International, Ltd. * ρ	Bermuda	59,000	4,759,530

			9,537,234

Oil, Gas & Consumable Fuels 4.2%
Royal Dutch Shell plc ρ	United Kingdom	111,281	4,472,539
Total SA ρ	France	30,000	2,518,889
Total SA, ADR	France	25,000	2,100,000

			9,091,428

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS 22.0%
Commercial Banks 13.0%
77 Bank, Ltd.	Japan	656,000	$3,890,247
Chinatrust Financial Holding Co., Ltd. *	Taiwan	3,300,000	3,441,169
Deutsche Postbank AG ρ	Germany	36,000	3,156,037
M&T Bank Corp. ρ	United States	34,000	3,169,820
Mitsubishi UFJ Financial Group, Inc.	Japan	370,000	4,055,183
Standard Chartered plc	United Kingdom	150,000	5,337,199
Unicredito Italian SpA ρ	Italy	640,000	4,861,572

			27,911,227

Consumer Finance 2.1%
Orix Corp. ρ	Japan	13,000	2,336,463
Orix Corp., ADR	Japan	25,000	2,269,000

			4,605,463

Diversified Financial Services 2.0%
JPMorgan Chase & Co.	United States	89,000	4,240,850

Insurance 4.9%
AFLAC, Inc. ρ	United States	57,000	3,800,190
American International Group, Inc.	United States	70,000	3,234,000
Cathay Financial Holding Co., Ltd.	Taiwan	1,200,000	3,369,735

			10,403,925

HEALTH CARE 9.0%
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	United States	61,000	3,801,520

Pharmaceuticals 7.2%
AstraZeneca plc, ADR ρ	United Kingdom	43,000	1,805,140
Eli Lilly & Co. ρ	United States	81,200	3,908,968
Novartis AG	Switzerland	77,000	3,898,828
Novo Nordisk AS	Denmark	27,600	1,894,058
Sanofi-Aventis SA ρ	France	25,300	1,975,006
Shionogi & Co., Ltd.	Japan	110,000	2,103,468

			15,585,468

INDUSTRIALS 13.5%
Aerospace & Defense 5.9%
Boeing Co.	United States	33,100	2,808,866
European Aeronautic Defence & Space Co., NV ρ	Netherlands	128,520	3,230,875
Finmeccanica SpA	Italy	126,000	4,393,346
Northrop Grumman Corp.	United States	29,500	2,170,315

			12,603,402

Airlines 0.9%
AMR Corp. * ρ	United States	212,000	1,859,240

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 1.6%
Toto, Ltd. ρ	Japan	400,000	$3,414,447

Electrical Equipment 1.5%
Thomas & Betts Corp. * ρ	United States	85,000	3,184,100

Industrial Conglomerates 1.8%
Siemens AG	Germany	33,000	3,881,864

Machinery 1.8%
Komatsu, Ltd.	Japan	130,000	3,923,165

INFORMATION TECHNOLOGY 10.4%
Communications Equipment 0.9%
Alcatel-Lucent ρ	France	289,000	1,927,630

Computers & Peripherals 2.3%
Apple, Inc. *	United States	28,000	4,870,600

Semiconductors & Semiconductor Equipment 4.9%
Samsung Electronics Co., Ltd.	South Korea	4,412	3,118,998
Samsung Electronics Co., Ltd., GDR 144A	South Korea	8,000	2,848,000
Texas Instruments, Inc. ρ	United States	156,000	4,548,960

			10,515,958

Software 2.3%
Adobe Systems, Inc. *	United States	18,000	671,220
Oracle Corp. *	United States	205,000	4,274,250

			4,945,470

MATERIALS 2.5%
Chemicals 2.5%
Syngenta AG	Switzerland	4,000	1,189,470
Toray Industries, Inc. ρ	Japan	680,000	4,221,498

			5,410,968

TELECOMMUNICATION SERVICES 8.4%
Diversified Telecommunication Services 4.0%
AT&T, Inc.	United States	108,200	4,188,422
Deutsche Telekom AG ρ	Germany	250,000	4,490,790

			8,679,212

Wireless Telecommunication Services 4.4%
KDDI Corp.	Japan	500	3,190,266
Vodafone Group plc	United Kingdom	1,930,000	6,136,074

			9,326,340

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 2.0%
Electric Utilities 2.0%
Enersis SA, ADS ρ	Chile	231,000	$4,361,280

Total Common Stocks (cost $200,502,922)			212,695,119

SHORT-TERM INVESTMENTS 20.9%
MUTUAL FUND SHARES 20.9%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø	United States	818,652	818,652
Navigator Prime Portfolio, 2.79% § ρρ	United States	44,095,934	44,095,934

Total Short-Term Investments (cost $44,914,586)			44,914,586

Total Investments (cost $245,417,508) 120.0%			257,609,705
Other Assets and Liabilities (20.0%)			(43,017,315)

Net Assets 100.0%			$214,592,390

*	Non-income producing security
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2008:

United States	30.2%
Japan	16.7%
United Kingdom	12.9%
Germany	5.4%
France	5.2%
Bermuda	4.7%
Italy	4.4%
Netherlands	3.8%
Taiwan	3.2%
South Korea	2.8%
Switzerland	2.4%
Cayman Islands	2.2%
Chile	2.1%
Canada	1.6%
Sweden	1.1%
Denmark	0.9%
Singapore	0.4%

100.0%

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

The following table shows the percent of total long-term investments by sector as of April 30, 2008:

Financials	22.1%
Industrials	13.6%
Consumer Staples	13.4%
Information Technology	10.5%
Consumer Discretionary	9.4%
Health Care	9.1%
Energy	8.8%
Telecommunication Services	8.5%
Materials	2.5%
Utilities	2.1%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $244,598,856) including $42,966,731 of securities loaned	$256,791,053
Investments in affiliated money market fund, at value (cost $818,652)	818,652

Total investments	257,609,705
Foreign currency, at value (cost $34,174)	33,599
Receivable for securities sold	1,041,925
Receivable for Fund shares sold	2,933
Dividends receivable	717,161
Receivable for securities lending income	20,652
Prepaid expenses and other assets	175,486

Total assets	259,601,461

Liabilities
Payable for securities purchased	1,073
Payable for Fund shares redeemed	701,977
Payable for securities on loan	44,095,934
Due to custodian bank	163,537
Advisory fee payable	3,650
Distribution Plan expenses payable	1,451
Due to other related parties	543
Accrued expenses and other liabilities	40,906

Total liabilities	45,009,071

Net assets	$214,592,390

Net assets represented by
Paid-in capital	$166,958,008
Undistributed net investment income	1,098,626
Accumulated net realized gains on investments	34,334,698
Net unrealized gains on investments	12,201,058

Total net assets	$214,592,390

Net assets consists of
Class A	$211,210,866
Class B	46,682
Class C	40,349
Class I	3,294,493

Total net assets	$214,592,390

Shares outstanding (unlimited number of shares authorized)
Class A	9,805,919
Class B	2,184
Class C	1,892
Class I	153,060

Net asset value per share
Class A	$21.54
Class A — Offering price (based on sales charge of 5.75%)	$22.85
Class B	$21.37
Class C	$21.33
Class I	$21.52

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Inestment income
Dividends (net of foreign withholding taxes of $129,586)	$2,463,584
Securities lending	183,656
Income from affiliate	67,992

Total investment income	2,715,232

Expenses
Advisory fee	791,712
Distribution Plan expenses
Class A	287,531
Class B	239
Class C	107
Administrative services fee	127,503
Transfer agent fees	273,796
Trustees’ fees and expenses	1,503
Printing and postage expenses	26,526
Custodian and accounting fees	56,500
Registration and filing fees	25,540
Professional fees	18,660
Other	6,986

Total expenses	1,616,603
Less: Expense reductions	(2,569)

Net expenses	1,614,034

Net investment income	1,101,198

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	34,875,905
Foreign currency related transactions	(174,720)

Net realized gains on investments	34,701,185
Net change in unrealized gains or losses on investments	(58,132,963)

Net realized and unrealized gains or losses on investments	(23,431,778)

Net decrease in net assets resulting from operations	$(22,330,580)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007 (a) (b) (c)

Operations
Net investment income		$1,101,198		$2,478,460
Net realized gains on investments		34,701,185		89,517,073
Net change in unrealized gains or losses on investments		(58,132,963)		(51,784,631)

Net increase (decrease) in net assets resulting from operations		(22,330,580)		40,210,902

Distributions to shareholders from
Net investment income
Class A		(1,493,551)		0
Class B		(359)		0
Class C		(156)		0
Class I		(593,467)		0
Net realized gains
Class A		(11,982,687)		(49,446,403)
Class B		(2,622)		(5,938)
Class C		(662)		(508)
Class I		(3,111,986)		(12,429,122)

Total distributions to shareholders		(17,185,490)		(61,881,971)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	151,296	3,311,097	1,023,077	27,593,281
Class B	413	8,491	2,222	59,320
Class C	1,289	26,952	553	13,559
Class I	68,142	1,535,611	3,105,811	87,878,202

		4,882,151		115,544,362

Net asset value of shares issued in reinvestment of distributions
Class A	595,886	13,266,202	2,134,890	48,590,366
Class B	102	2,257	254	5,769
Class C	35	774	15	339
Class I	157,368	3,508,095	511,135	11,643,646

		16,777,328		60,240,120

Automatic conversion of Class B shares to Class A shares
Class A	86	1,840	0	0
Class B	(86)	(1,840)	0	0

		0		0

Payment for shares redeemed
Class A	(2,461,957)	(52,146,393)	(8,812,823)	(242,185,207)
Class B	(721)	(15,017)	0	0
Class I	(3,025,972)	(66,265,602)	(663,424)	(18,086,757)

		(118,427,012)		(260,271,964)

Net decrease in net assets resulting from capital share transactions		(96,767,533)		(84,487,482)

Total decrease in net assets		(136,283,603)		(106,158,551)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007 (a) (b) (c)

Net assets
Beginning of period	$350,875,993	$457,034,544

End of period	214,592,390	350,875,993

Undistributed net investment income	$1,098,626	$2,084,961

(a)	For the ten months ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(b)	For Classes B, C and I, for the period from May 21, 2007 (commencement of class operations), to October 31, 2007.
(c)

On May 21, 2007 the Fund acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”) and shareholders of Atlas Fund became Class A shareholders of the Fund. Atlas Fund was the accounting and performance survivor in this transaction. The information for the period prior to May 21, 2007 is that of Atlas Fund.

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended December 31, 2006 (a)

Operations
Net investment income		$2,537,958
Net realized gains on investments		12,150,847
Net change in unrealized gains or losses on investments		43,080,145

Net increase in net assets resulting from operations		57,768,950

Distributions to shareholders from
Net investment income
Class A		(2,700,782)
Net realized gains
Class A		(11,092,431)

Total distributions to shareholders		(13,793,213)

	Shares

Capital share transactions
Proceeds from shares sold
Class A	6,506,103	163,488,132

Net asset value of shares issued in reinvestment of distributions
Class A	511,505	13,653,702

Payment for shares redeemed
Class A	(3,423,659)	(85,302,105)

Net increase in net assets resulting from capital share transactions		91,839,729

Total increase in net assets		135,815,466
Net assets
Beginning of period		321,219,078

End of period		$457,034,544

Overdistributed net investment income		$(577,255)

(a)

On May 21, 2007 the Fund acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”) and shareholders of Atlas Fund became Class A shareholders of the Fund. Atlas Fund was the accounting and performance survivor in this transaction. The information presented is that of Atlas Fund.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intrinsic World Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

On May 21, 2007, the net assets of Atlas Global Growth Fund (“Atlas Fund”), a series of Atlas Funds, were acquired by the Fund in an exchange for shares of the Fund. Shareholders of Atlas Fund received Class A shares of the Fund. As Atlas Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of Atlas Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-divi-

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

dend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the six months ended April 30, 2008, the advisory fee was equivalent to 0.62% of the Fund’s average daily net assets (on an annualized basis).

Metropolitan West Capital Management, LLC (“MetWest”), an indirect subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2008, the Fund paid brokerage commissions of $632 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2008, EIS received $247 from the sale of Class A shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $73,096,426 and $184,578,492, respectively, for the six months ended April 30, 2008.

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $42,966,731 and $44,468,136, respectively. Of the total value of the collateral received for securities on loan, $372,202 represents the market value of U.S. government agency obligations received as non-cash collateral.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $245,789,927. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,026,824 and $20,207,046, respectively, with a net unrealized appreciation of $11,819,778.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

allows the Fund to borrow from other participating funds. During the six months ended April 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended April 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

580711 rv1 06/2008

Evergreen Emerging Markets Growth Fund

Evergreen

EMERGING MARKETS GROWTH FUND

Semiannual Report
as of April 30, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Emerging Markets Growth Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign and domestic equity markets were roiled by investor uncertainties during most of the six-month period as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started with problems with subprime mortgages in the United States created volatility in markets around the globe. Major equity benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month. In fixed income markets, a credit crunch and resulting liquidity crisis dominated markets, causing a general flight to quality over the first five months of the six-month period. Sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. As in the equity markets, this pattern reversed itself in April 2008 as corporate bonds, asset-backed securities and emerging-market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Over the six-month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits,

1

LETTER TO SHAREHOLDERS continued

employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, management teams for Evergreen’s global and international funds focused on opportunities in varied sectors of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team supervising Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the

2

LETTER TO SHAREHOLDERS continued

team managing Evergreen International Equity Fund concentrated on foreign large cap equities, with some exposure to mid cap and emerging market stocks. Meanwhile, managers of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies, while the team supervising Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. At the same time, the London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Jerry Zhang, PhD, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

6-month return with sales charge	-13.32%	-12.33%	-9.17%	N/A

6-month return w/o sales charge	-8.03%	-8.36%	-8.38%	-7.90%

Average annual return*

1-year with sales charge	16.84%	18.06%	22.04%	N/A

1-year w/o sales charge	23.96%	23.06%	23.04%	24.28%

5-year	34.66%	35.19%	35.29%	36.63%

10-year	12.49%	12.31%	12.32%	13.53%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Emerging Markets Growth Fund Class A shares versus a similar investment in the MSCI Emerging Markets Index (Gross) (MSCI EM (G)) and the Consumer Price Index (CPI).

The MSCI EM (G) is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$919.66	$8.73
Class B	$1,000.00	$916.38	$12.25
Class C	$1,000.00	$916.22	$12.24
Class I	$1,000.00	$920.98	$7.50
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,015.76	$9.17
Class B	$1,000.00	$1,012.08	$12.86
Class C	$1,000.00	$1,012.08	$12.86
Class I	$1,000.00	$1,017.06	$7.87

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.83% for Class A, 2.57% for Class B, 2.57% for Class C and 1.57% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

CLASS A		2007	2006	2005	2004	2003

Net asset value, beginning of period	$30.53	$21.97	$16.48	$12.60	$11.14	$7.51

Income from investment operations
Net investment income (loss)	0[1]	0.19	0.14[1]	0.11[1]	0.01[1]	0.05[1]
Net realized and unrealized gains or losses on investments	(2.41)	12.04	7.01	3.77	1.58	3.58

Total from investment operations	(2.41)	12.23	7.15	3.88	1.59	3.63

Distributions to shareholders from
Net investment income	(0.15)	(0.17)	(0.13)	0	(0.13)	0
Net realized gains	(3.42)	(3.50)	(1.53)	0	0	0

Total distributions to shareholders	(3.57)	(3.67)	(1.66)	0	(0.13)	0

Net asset value, end of period	$24.55	$30.53	$21.97	$16.48	$12.60	$11.14

Total return[2]	(8.03)%	63.88%	47.34%	30.79%	14.39%	48.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$286,014	$305,698	$102,687	$37,108	$29,040	$28,708
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.83%[3]	1.87%	2.02%	1.96%	2.07%	1.83%
Expenses excluding waivers/reimbursements and expense reductions	1.88%[3]	1.90%	2.06%	2.05%	2.12%	2.23%
Net investment income (loss)	0.02%[3]	0.72%	0.72%	0.73%	0.07%	0.55%
Portfolio turnover rate	21%	58%	96%	86%	61%	87%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

CLASS B		2007	2006	2005	2004	2003

Net asset value, beginning of period	$27.69	$20.34	$15.38	$11.84	$10.48	$7.11

Income from investment operations
Net investment income (loss)	(0.08)[1]	(0.01)[1]	0.01[1]	0.01[1]	(0.07)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	(2.19)	11.00	6.51	3.53	1.50	3.39

Total from investment operations	(2.27)	10.99	6.52	3.54	1.43	3.37

Distributions to shareholders from
Net investment income	(0.01)	(0.14)	(0.03)	0	(0.07)	0
Net realized gains	(3.42)	(3.50)	(1.53)	0	0	0

Total distributions to shareholders	(3.43)	(3.64)	(1.56)	0	(0.07)	0

Net asset value, end of period	$21.99	$27.69	$20.34	$15.38	$11.84	$10.48

Total return[2]	(8.36)%	62.68%	46.29%	29.90%	13.66%	47.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$38,907	$42,477	$18,243	$6,810	$5,071	$4,889
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.57%[3]	2.60%	2.72%	2.66%	2.77%	2.55%
Expenses excluding waivers/reimbursements and expense reductions	2.58%[3]	2.61%	2.76%	2.75%	2.82%	2.95%
Net investment income (loss)	(0.73)%[3]	(0.05)%	0.06%	0.08%	(0.62)%	(0.19)%
Portfolio turnover rate	21%	58%	96%	86%	61%	87%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended April 30, 2008 (unaudited)

		Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$27.57	$20.27	$15.35	$11.82	$10.48	$7.11

Income from investment operations
Net investment income (loss)	(0.07)	0[1]	0.01[1]	0[1]	(0.07)[1]	(0.03)[1]
Net realized and unrealized gains or losses on investments	(2.19)	10.94	6.49	3.53	1.49	3.40

Total from investment operations	(2.26)	10.94	6.50	3.53	1.42	3.37

Distributions to shareholders from
Net investment income	(0.03)	(0.14)	(0.05)	0	(0.08)	0
Net realized gains	(3.42)	(3.50)	(1.53)	0	0	0

Total distributions to shareholders	(3.45)	(3.64)	(1.58)	0	(0.08)	0

Net asset value, end of period	$21.86	$27.57	$20.27	$15.35	$11.82	$10.48

Total return[2]	(8.38)%	62.64%	46.29%	29.86%	13.66%	47.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$125,034	$134,342	$44,439	$10,283	$7,860	$5,849
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.57%[3]	2.59%	2.72%	2.66%	2.77%	2.58%
Expenses excluding waivers/reimbursements and expense reductions	2.58%[3]	2.60%	2.76%	2.75%	2.82%	2.98%
Net investment income (loss)	(0.73)%[3]	0.01%	0.04%	0.03%	(0.61)%	(0.32)%
Portfolio turnover rate	21%	58%	96%	86%	61%	87%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)

		Year Ended October 31,

CLASS I		2007	2006	2005	2004	2003

Net asset value, beginning of period	$31.59	$22.59	$16.90	$12.90	$11.39	$7.66

Income from investment operations
Net investment income (loss)	0.03	0.20	0.19	0.17[1]	0.05[1]	0.08[1]
Net realized and unrealized gains or losses on investments	(2.49)	12.48	7.22	3.84	1.62	3.65

Total from investment operations	(2.46)	12.68	7.41	4.01	1.67	3.73

Distributions to shareholders from
Net investment income	(0.20)	(0.18)	(0.19)	(0.01)	(0.16)	0
Net realized gains	(3.42)	(3.50)	(1.53)	0	0	0

Total distributions to shareholders	(3.62)	(3.68)	(1.72)	(0.01)	(0.16)	0

Net asset value, end of period	$25.51	$31.59	$22.59	$16.90	$12.90	$11.39

Total return	(7.90)%	64.23%	47.81%	31.12%	14.80%	48.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$283,259	$364,958	$313,391	$324,654	$219,548	$170,243
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57%[2]	1.61%	1.71%	1.66%	1.76%	1.54%
Expenses excluding waivers/reimbursements and expense reductions	1.58%[2]	1.62%	1.75%	1.75%	1.81%	1.94%
Net investment income (loss)	0.26%[2]	0.84%	0.95%	1.08%	0.37%	0.88%
Portfolio turnover rate	21%	58%	96%	86%	61%	87%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 94.1%
CONSUMER DISCRETIONARY 7.3%
Automobiles 0.8%
Astra International	Indonesia	2,795,000	$6,061,592

Hotels, Restaurants & Leisure 1.3%
Alsea SA de CV ρ	Mexico	1,427,600	1,898,693
Genting Berhad *	Malaysia	1,258,500	2,549,668
Genting International, plc	Hong Kong	370,000	166,212
Home Inns & Hotels Management, Inc., ADR * ρ	Cayman Islands	35,000	784,350
Resorts World Berhad	Malaysia	3,700,000	3,958,848

			9,357,771

Media 3.0%
Astro All Asia Networks plc	United Kingdom	2,311,500	2,561,016
Grupo Clarin SA, Class B, GDR 144A	Argentina	90,000	1,080,000
Grupo Televisa SA de CV, ADR ρ	Mexico	566,500	13,981,220
Net Servicos De Comunicacao SA, ADR ρ	Brazil	302,576	4,130,162

			21,752,398

Multi-line Retail 1.9%
Lojas Americanas SA	Brazil	200,000	1,407,618
Lojas Renner SA	Brazil	240,000	5,564,230
Lotte Shopping Co. ρ	South Korea	14,500	5,276,659
Marisa SA	Brazil	650,000	1,845,280

			14,093,787

Textiles, Apparel & Luxury Goods 0.3%
Texwinca Holdings, Inc. ρ	Bermuda	2,950,000	2,221,759

CONSUMER STAPLES 8.3%
Beverages 2.3%
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	120,000	5,214,000
Lotte Chilsung Beverage Co., Ltd.	South Korea	3,500	3,998,508
Thai Beverage plc	Thailand	17,000,000	3,442,816
Tsingtao Brewery Co., Ltd. ρ	China	1,534,000	4,329,970

			16,985,294

Food & Staples Retailing 0.7%
C.P. 7- Eleven Public Co., Ltd.	Thailand	16,069,400	5,168,965

Food Products 3.6%
Astra Argo Lestari	Indonesia	1,368,500	3,516,965
CJ CheilJedang Corp. *	South Korea	20,199	5,121,298
Cosan, Ltd., Class A * ρ	Bermuda	120,000	1,591,200
Cresud S.A.C.I.F., ADR ρ	Argentina	80,000	1,308,000
Lotte Confectionery Co., Ltd.	South Korea	4,700	5,579,717
PPB Group Berhad *	Malaysia	850,100	2,906,325
Tiger Brands, Ltd.	South Africa	140,000	2,675,247
Universal Robina	Philippines	10,500,000	3,483,825

			26,182,577

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.7%
Hindustan Lever, Ltd.	India	800,000	$4,964,153

Personal Products 0.6%
Natura Cosmeticos SA	Brazil	400,000	4,589,543

Tobacco 0.4%
Gudang Garam	Indonesia	3,500,000	2,884,407

ENERGY 17.8%
Energy Equipment & Services 0.3%
OAO TMK, GDR *	Russia	67,500	2,227,500

Oil, Gas & Consumable Fuels 17.5%
Cairn Energy plc *	India	800,110	4,903,517
Cameco Corp.	Canada	120,000	4,198,800
CNOOC, Ltd., ADR ρ	Hong Kong	50,000	8,877,500
Eurasia Drilling Co., Ltd., GDR 144A	Russia	75,000	1,740,000
Integra Group Holdings, GDR *	Russia	40,000	520,000
Kazmunaigas Exploration and Production, GDR * 144A	Kazakhstan	70,000	2,058,000
Kazmunaigas Exploration and Production, GDR *	Kazakhstan	220,000	6,468,000
Novatek OAO, GDR	Russia	40,000	3,028,000
OAO Gazprom, ADR *	Russia	320,000	17,024,000
OAO LUKOIL, ADR	Russia	185,000	16,705,500
OAO Rosneft Oil Co., GDR	Russia	100,000	980,000
Oil & Natural Gas Corp., Ltd.	India	180,000	4,589,221
PetroChina Co., Ltd., ADR ρ	China	81,500	12,317,910
Petroleo Brasileiro SA, ADR	Brazil	110,000	11,121,000
Petroleo Brasileiro SA, ADR - Frankfurt Exchange	Brazil	90,000	10,927,800
PTT Exploration & Production plc	Thailand	750,000	3,926,206
PTT Public Co.	Thailand	200,000	2,106,591
Reliance Industries, Ltd., GDR 144A	India	60,000	7,860,000
Sasol, Ltd., ADR ρ	South Africa	110,000	6,231,500
Tambang Batubara Bukit Asam *	Indonesia	2,050,000	2,356,322

			127,939,867

FINANCIALS 18.2%
Commercial Banks 12.2%
Banco Bradesco SA, ADR	Brazil	187,500	4,233,750
Banco do Brasil SA	Brazil	585,000	9,999,113
Banco Macro Bansud SA, ADR ρ	Argentina	68,493	1,547,942
Bangkok Bank *	Thailand	700,000	3,090,508
Bank Hapoalim, Ltd.	Israel	1,450,000	6,131,525
China Citic Bank * ρ	China	2,000,000	1,324,087
Credicorp, Ltd.	Bermuda	50,000	4,018,000
First Financial Holding Co., Ltd.	Taiwan	3,384,589	4,112,975

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Grupo Financiero Banorte SA de CV, Ser. O ρ	Mexico	884,236	$3,890,121
Grupo Financiero Galicia SA, ADR * ρ	Argentina	80,000	501,600
ICICI Bank, Ltd., ADR	India	177,100	7,896,889
Industrial & Commercial Bank of China, Ltd. ρ	China	4,307,000	3,409,548
Kookmin Bank	South Korea	62,687	4,356,770
Kookmin Bank, ADR	South Korea	90,000	6,277,500
Malayan Banking Berhad *	Malaysia	1,004,375	2,543,526
Mega Financial Holding Co., Ltd.	Taiwan	1,074,000	945,339
Metropolitan Bank & Trust Co.	Philippines	2,100,000	1,741,912
Nedcor, Ltd.	South Africa	125,000	1,889,439
PT Bank Central Asia Terbuka	Indonesia	8,000,000	2,602,472
Sberbank RF	Russia	2,403,000	7,821,765
Shinhan Financial Group Corp., Ltd.	South Korea	43,620	2,511,159
Standard Bank Group, Ltd.	South Africa	355,560	4,224,475
Turkiye Is Bankasi AS	Turkey	1,040,499	4,814,103

			89,884,518

Diversified Financial Services 2.5%
Ayala Corp.	Philippines	403,243	2,843,105
Bovespa Holding SA	Brazil	450,000	6,627,040
Yuanta Financial Holding Co., Ltd. *	Taiwan	9,090,500	8,658,330

			18,128,475

Insurance 1.8%
Cathay Financial Holding Co., Ltd.	Taiwan	4,600,327	12,918,235

Real Estate Management & Development 1.7%
Brascan Residential Properties SA	Brazil	650,000	3,517,566
IRSA Inversiones y Representaciones SA, GDR * ρ	Argentina	255,000	3,549,600
KLCC Property Holdings	Malaysia	3,387,900	3,260,277
Sao Carlos Empreendimentos E. Participacoes SA *	Brazil	258,900	2,143,719

			12,471,162

HEALTH CARE 0.8%
Pharmaceuticals 0.8%
Guangzhou Pharmaceutical Co., Ltd.	China	1,318,000	1,090,717
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	4,678,000

			5,768,717

INDUSTRIALS 7.8%
Air Freight & Logistics 0.5%
Sinotrans, Ltd.	China	12,000,000	4,064,639

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 1.1%
104 Corp. +	Taiwan	1,055,000	$4,088,677
51job, Inc., ADR * ρ	Cayman Islands	215,696	3,968,807

			8,057,484

Industrial Conglomerates 3.0%
Barloworld, Ltd.	South Africa	113,000	1,648,383
CJ Corp. * ρ	South Korea	37,799	3,006,632
Dogan Sirketler Grubu Holding AS *	Turkey	1,561,704	1,898,244
Far Eastern Textile, Ltd.	Taiwan	2,598,600	4,369,762
KOC Holding AS *	Turkey	648,600	2,237,955
Sime Darby Berhad	Malaysia	2,386,238	7,251,625
SM Investments Corp.	Philippines	218,216	1,292,902

			21,705,503

Machinery 2.0%
First Tractor Co., Ltd. *	China	3,000,000	1,470,352
Hyundai Heavy Industries Co., Ltd.	South Korea	12,000	4,271,439
Samsung Heavy Industries Co., Ltd. ρ	South Korea	120,000	4,068,606
Tata Motors, Ltd., ADR ρ	India	301,541	4,987,488

			14,797,885

Transportation Infrastructure 1.2%
China Merchants Holdings International Co. ρ	China	1,250,000	5,228,347
Sichuan Expressway Co., Ltd.	Hong Kong	10,800,000	3,616,605

			8,844,952

INFORMATION TECHNOLOGY 12.8%
Computers & Peripherals 1.9%
ASUSTeK Computer, Inc.	Taiwan	2,100,015	6,814,401
Avermedia Technologies, Inc.	Taiwan	1,445,624	2,563,879
Tatung Co., Ltd. *	Taiwan	7,504,000	4,534,809

			13,913,089

Electronic Equipment & Instruments 0.5%
Hon Hai Precision Industry Co., Ltd.	Taiwan	189,812	1,100,314
Johnson Electrical Holdings, Inc. ρ	Bermuda	5,000,000	2,354,360

			3,454,674

Internet Software & Services 2.7%
Alibaba.com, Ltd. * ρ	Cayman Islands	517,000	955,190
KTHitel Co., Ltd. *	South Korea	300,000	2,565,250
SINA Corp. * ρ	Cayman Islands	340,000	15,708,000
Webzen, Inc., ADR * ρ	South Korea	200,000	536,000

			19,764,440

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.4%
Infosys Technologies, Ltd., ADR ρ	India	105,000	$4,587,450
Redecard SA *	Brazil	300,000	5,748,758

			10,336,208

Semiconductors & Semiconductor
Equipment 6.3%
MediaTek, Inc.	Taiwan	100,000	1,297,315
Realtek Semiconductor Corp.	Taiwan	1,997,500	5,812,579
Samsung Electronics Co., Ltd.	South Korea	30,500	21,561,521
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,943,163	4,256,802
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	481,825	5,415,713
United Microelectronics Corp.	Taiwan	12,513,964	7,644,626

			45,988,556

MATERIALS 8.3%
Chemicals 0.1%
Freeworld Coatings, Ltd. *	South Africa	83,000	101,901
ICL-Israel Chemicals, Ltd.	Israel	50,000	918,635

			1,020,536

Construction Materials 0.6%
Pretoria Portland Cement Co., Ltd.	South Africa	249,007	1,314,886
Ultratech Cement, Ltd.	India	169,923	3,207,113

			4,521,999

Metals & Mining 7.6%
Anglo Platinum, Ltd.	South Africa	39,905	6,387,434
AngloGold Ashanti, Ltd., ADR ρ	South Africa	63,367	2,162,082
Companhia Vale do Rio Doce, ADR	Brazil	207,750	8,118,870
Companhia Vale do Rio Doce, ADR – Frankfurt Exchange	Brazil	310,000	9,870,400
Gold Fields, Ltd.	South Africa	48,915	645,742
Gold Fields, Ltd., ADR ρ	South Africa	380,000	5,130,000
Grupo Mexico SA de CV	Mexico	1,000,000	7,267,442
Hindalco Industries, Ltd.	India	150,000	717,738
Impala Platinum Holdings, Ltd.	South Africa	169,904	6,908,308
JSC MMC Norilsk Nickel Group, ADR	Russia	210,000	5,670,000
POSCO *	South Korea	5,000	2,438,479

			55,316,495

TELECOMMUNICATION SERVICES 11.9%
Diversified Telecommunication
Services 3.2%
China Netcom Group Corp., Ltd. R	Hong Kong	1,150,000	3,467,389
China Telecom Corp., Ltd. R	China	2,000,000	1,342,049

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication
Services continued
KT Corp., ADR *	South Korea	616,500	$14,253,480
Maxcom Telecomunicaciones SA de CV, ADR * ρ	Mexico	100,000	1,098,000
Megacable Holdings S.A.B. de CV *	Mexico	400,000	1,174,191
PT Telekomunikasi Indonesia, ADR	Indonesia	50,000	1,941,000
Telefonica Data Argentina SA * ☐	Argentina	2,800	0
Telefonica de Argentina SA, ADR * ρ	Argentina	46,400	524,784

			23,800,893

Wireless Telecommunication Services 8.7%
America Movil SA de CV, Ser. L, ADR	Mexico	185,000	10,722,600
Bharti Airtel, Ltd. *	India	150,000	3,321,508
China Mobile, Ltd.	Hong Kong	420,000	7,220,893
China Unicom, Ltd., ADR ρ	Hong Kong	400,000	8,628,000
Mobile TeleSystems, ADR *	Russia	20,000	1,551,600
MTN Group, Ltd.	South Africa	409,932	7,819,825
Reliance Communication Ventures, Ltd.	India	207,792	2,956,605
Sistema JSFC, GDR *	Russia	170,000	5,168,000
SK Telecom Co., Ltd.	South Korea	8,720	1,760,040
SK Telecom Co., Ltd., ADR *	South Korea	280,000	6,319,600
Tim Participacoes SA	Brazil	469,200	2,122,888
Tim Participacoes SA, ADR ρ	Brazil	140,696	4,724,572
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	70,000	1,410,500

			63,726,631

UTILITIES 0.9%
Electric Utilities 0.9%
Companhia Energetica de Minas Gerais ρ	Brazil	164,257	3,368,905
Korea Electric Power Corp.	South Korea	106,000	3,557,047

			6,925,952

Total Common Stocks (cost $474,907,660)			689,840,656

PREFERRED STOCKS 1.9%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
OAO Transneft, Var. Rate Pfd.	Russia	1,000	1,230,000

FINANCIALS 0.6%
Commercial Banks 0.6%
Banco Estado Rio Grande Sul, Class B, Var. Rate Pfd.	Brazil	720,000	4,258,339

UTILITIES 1.1%
Electric Utilities 1.1%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	560,000	8,545,068

Total Preferred Stocks (cost $10,410,037)			14,033,407

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Tim Participacoes SA * ☐ (cost $0)	Brazil	1,982	$0

SHORT-TERM INVESTMENTS 11.9%
MUTUAL FUND SHARES 11.9%
Evergreen Institutional U.S. Government Money
Market Fund, Class I, 2.22% q ø	United States	11,699,139	11,699,139
Navigator Prime Portfolio, 2.79% § ρρ	United States	75,445,728	75,445,728

Total Short-Term Investments (cost $87,144,867)			87,144,867

Total Investments (cost $ 572,462,564) 107.9%			791,018,930
Other Assets and Liabilities (7.9%)			(57,804,562)

Net Assets 100.0%			$733,214,368

ρ	All or a portion of this security is on loan.
*	Non-income producing security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless other noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2008:

Brazil	16.1%
South Korea	13.9%
Taiwan	10.6%
Russia	9.0%
India	7.1%
South Africa	6.7%
Mexico	6.4%
China	4.9%
Hong Kong	4.5%
Malaysia	3.2%
Cayman Islands	3.0%
Indonesia	2.8%
Thailand	2.5%
Israel	1.7%
Turkey	1.5%
Bermuda	1.4%
Philippines	1.3%
Argentina	1.2%
Kazakhstan	1.2%
Canada	0.6%
United Kingdom	0.4%

100.0%

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

The following table shows the percent of total long-term investments by sector as of April 30, 2008:

Financials	19.5%
Energy	15.0%
Telecommunication Services	13.5%
Information Technology	11.3%
Materials	10.0%
Consumer Staples	9.5%
Industrial	9.5%
Consumer Discretionary	8.5%
Utilities	2.7%
Health Care	0.5%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $560,763,425) including $74,013,538 of securities loaned	$779,319,791
Investments in affiliated money market fund, at value (cost $11,699,139)	11,699,139

Total investments	791,018,930
Cash	130,943
Foreign currency, at value (cost $ 11,722,352)	11,881,984
Receivable for securities sold	6,454,874
Receivable for Fund shares sold	3,583,930
Dividends receivable	1,223,980
Receivable for securities lending income	50,473
Prepaid expenses and other assets	28,488

Total assets	814,373,602

Liabilities
Payable for securities purchased	4,795,691
Payable for Fund shares redeemed	757,177
Payable for securities on loan	75,445,728
Advisory fee payable	22,296
Distribution Plan expenses payable	6,331
Due to other related parties	1,985
Accrued expenses and other liabilities	130,026

Total liabilities	81,159,234

Net assets	$733,214,368

Net assets represented by
Paid-in capital	$446,897,680
Overdistributed net investment loss	(181,743)
Accumulated net realized gains on investments	67,810,366
Net unrealized gains on investments	218,688,065

Total net assets	$733,214,368

Net assets consists of
Class A	$286,014,378
Class B	38,907,473
Class C	125,033,904
Class I	283,258,613

Total net assets	$733,214,368

Shares outstanding (unlimited number of shares authorized)
Class A	11,649,486
Class B	1,769,523
Class C	5,718,621
Class I	11,102,225

Net asset value per share
Class A	$24.55
Class A — Offering price (based on sales charge of 5.75%)	$26.05
Class B	$21.99
Class C	$21.86
Class I	$25.51

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $636,650)	$5,898,744
Securities lending	610,447
Income from affiliate	130,107

Total investment income	6,639,298

Expenses
Advisory fee	4,212,124
Distribution Plan expenses
Class A	395,901
Class B	188,541
Class C	601,745
Administrative services fee	361,079
Transfer agent fees	419,684
Trustees' fees and expenses	8,034
Printing and postage expenses	31,251
Custodian and accounting fees	598,985
Registration and filing fees	38,987
Professional fees	23,480
Interest expense	17,829
Other	7,106

Total expenses	6,904,746
Less: Expense reductions	(9,610)
Fee waivers and expense reimbursements	(90,889)

Net expenses	6,804,247

Net investment loss	(164,949)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	68,708,139
Foreign currency related transactions	(69,260)

Net realized gains on investments	68,638,879
Net change in unrealized gains or losses on investments	(138,595,901)

Net realized and unrealized gains or losses on investments	(69,957,022)

Net decrease in net assets resulting from operations	$(70,121,971)

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007

Operations
Net investment income (loss)		$(164,949)		$3,912,711
Net realized gains on investments		68,638,879		103,573,689
Net change in unrealized gains or losses on investments		(138,595,901)		204,992,581

Net increase (decrease) in net assets resulting from operations		(70,121,971)		312,478,981

Distributions to shareholders from
Net investment income
Class A		(1,703,901)		(1,031,775)
Class B		(18,091)		(152,810)
Class C		(167,163)		(387,089)
Class I		(2,472,045)		(2,700,086)
Net realized gains
Class A		(34,495,579)		(17,756,149)
Class B		(5,269,745)		(3,413,343)
Class C		(16,879,005)		(7,912,630)
Class I		(38,958,536)		(47,833,032)

Total distributions to shareholders		(99,964,065)		(81,186,914)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,674,294	65,988,146	7,421,628	172,240,171
Class B	306,252	6,775,457	812,314	17,351,039
Class C	1,137,497	25,146,178	3,170,219	66,872,392
Class I	964,904	24,327,255	1,697,746	46,475,140

		122,237,036		302,938,742

Net asset value of shares issued in reinvestment of distributions
Class A	1,172,128	29,256,600	727,211	15,002,719
Class B	195,189	4,351,173	158,204	2,975,395
Class C	509,291	11,298,475	284,410	5,326,345
Class I	651,168	16,902,822	1,173,450	24,991,575

		61,809,070		48,296,034

Automatic conversion of Class B shares to Class A shares
Class A	24,455	594,962	44,046	1,036,350
Class B	(27,254)	(594,962)	(48,355)	(1,036,350)

		0		0

Payment for shares redeemed
Class A	(2,235,322)	(54,163,671)	(2,852,244)	(66,787,115)
Class B	(238,795)	(5,208,303)	(285,015)	(6,066,809)
Class C	(800,907)	(17,276,055)	(774,560)	(16,526,741)
Class I	(2,065,243)	(51,573,733)	(5,195,076)	(124,429,968)

		(128,221,762)		(213,810,633)

Net increase in net assets resulting from capital share transactions		55,824,344		137,424,143

Total increase (decrease) in net assets		(114,261,692)		368,716,210
Net assets
Beginning of period		847,476,060		478,759,850

End of period		$733,214,368		$847,476,060

Undistributed (overdistributed) net investment income (loss)		$(181,743)		$4,344,406

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.	ORGANIZATION

Evergreen Emerging Markets Growth Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3.	ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase. For the six months ended April 30, 2008, the advisory fee was equivalent to 1.17% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $39,066 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $51,823.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4.	DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended April 30, 2008, EIS received $57,056 from the sale of Class A shares and $190, $57,022 and $30,182 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $152,831,999 and $185,854,589, respectively, for the six months ended April 30, 2008.

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $74,013,538 and $75,460,728, respectively. Of the total value of the collateral received for securities on loan, $15,000 represents the market value of U.S. government agency obligations received as non-cash collateral.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $573,344,597. The gross unrealized appreciation and depreciation on securities based on tax cost was $235,377,606 and $17,703,273, respectively, with a net unrealized appreciation of $217,674,333.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended April 30, 2008, the Fund had average borrowings outstanding of $395,325 (on an annualized basis) at an average rate of 4.51% and paid interest of $17,829.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566673 rv5 06/2008

Evergreen Precious Metals Fund

Evergreen

PRECIOUS METALS FUND

Semiannual Report
as of April 30, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Precious Metals Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign and domestic equity markets were roiled by investor uncertainties during most of the six-month period as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started with problems with subprime mortgages in the United States created volatility in markets around the globe. Major equity benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month. In fixed income markets, a credit crunch and resulting liquidity crisis dominated markets, causing a general flight to quality over the first five months of the six-month period. Sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. As in the equity markets, this pattern reversed itself in April 2008 as corporate bonds, asset-backed securities and emerging-market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Over the six-month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining

1

LETTER TO SHAREHOLDERS continued

home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, management teams for Evergreen’s global and international funds focused on opportunities in varied sectors of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team supervising Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find companies with catalysts that could bring improved stock performance over a three- to five-

2

LETTER TO SHAREHOLDERS continued

year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign large cap equities, with some exposure to mid cap and emerging market stocks. Meanwhile, managers of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies, while the team supervising Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. At the same time, the London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Bradshaw, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/30/1978	1/29/1998	2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

6-month return with sales charge	-13.04%	-12.33%	-8.92%	N/A

6-month return w/o sales charge	-7.73%	-8.07%	-8.07%	-7.60%

Average annual return*

1-year with sales charge	15.79%	16.97%	20.97%	N/A

1-year w/o sales charge	22.86%	21.97%	21.97%	23.20%

5-year	30.85%	31.33%	31.46%	32.79%

10-year	16.98%	16.82%	16.80%	17.78%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class B, the original class offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Precious Metals Fund Class A shares versus a similar investment in the FTSE Gold Mines Index (FTSE Gold Mines), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The FTSE Gold Mines and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Investments in both foreign securities and gold and other precious metal investments or securities may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of April 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$922.70	$4.88
Class B	$1,000.00	$919.26	$8.45
Class C	$1,000.00	$919.27	$8.40
Class I	$1,000.00	$923.99	$3.68
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.79	$5.12
Class B	$1,000.00	$1,016.06	$8.87
Class C	$1,000.00	$1,016.11	$8.82
Class I	$1,000.00	$1,021.03	$3.87

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A, 1.77% for Class B, 1.76% for Class C and 0.77% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,
CLASS A		2007	2006	2005	2004	2003

Net asset value, beginning of period	$76.98	$56.05	$36.01	$33.54	$32.12	$17.32

Income from investment operations
Net investment income (loss)	(0.12)	(0.15)[1]	(0.11)[1]	(0.18)	(0.26)[1]	(0.14)[1]
Net realized and unrealized gains or losses on investments	(5.96)	24.35	20.47	2.65	2.60	15.12

Total from investment operations	(6.08)	24.20	20.36	2.47	2.34	14.98

Distributions to shareholders from
Net investment income	0	(0.42)	(0.32)	0	(0.92)	(0.18)
Net realized gains	(4.90)	(2.85)	0	0	0	0

Total distributions to shareholders	(4.90)	(3.27)	(0.32)	0	(0.92)	(0.18)

Net asset value, end of period	$66.00	$76.98	$56.05	$36.01	$33.54	$32.12

Total return[2]	(7.73)%	44.99%	56.86%	7.36%	7.35%	87.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$558,679	$587,874	$413,685	$213,089	$203,168	$176,785
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%[3]	1.10%	1.14%	1.30%	1.30%	1.44%
Expenses excluding waivers/reimbursements and expense reductions	1.06%[3]	1.12%	1.16%	1.30%	1.30%	1.44%
Net investment income (loss)	(0.26)%[3]	(0.26)%	(0.22)%	(0.55)%	(0.83)%	(0.62)%
Portfolio turnover rate	9%	37%	23%	34%	93%	129%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

CLASS B		2007	2006	2005	2004	2003

Net asset value, beginning of period	$73.39	$53.61	$34.48	$32.35	$31.00	$16.76

Income from investment operations
Net investment income (loss)	(0.30)	(0.55)[1]	(0.46)[1]	(0.39)[1]	(0.46)[1]	(0.28)[1]
Net realized and unrealized gains or losses on investments	(5.74)	23.24	19.66	2.52	2.50	14.60

Total from investment operations	(6.04)	22.69	19.20	2.13	2.04	14.32

Distributions to shareholders from
Net investment income	0	(0.06)	(0.07)	0	(0.69)	(0.08)
Net realized gains	(4.90)	(2.85)	0	0	0	0

Total distributions to shareholders	(4.90)	(2.91)	(0.07)	0	(0.69)	(0.08)

Net asset value, end of period	$62.45	$73.39	$53.61	$34.48	$32.35	$31.00

Total return[2]	(8.07)%	43.96%	55.78%	6.58%	6.62%	85.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$91,267	$99,221	$73,208	$42,905	$45,718	$40,385
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.77%[3]	1.82%	1.84%	2.00%	2.00%	2.16%
Expenses excluding waivers/reimbursements and expense reductions	1.77%[3]	1.82%	1.86%	2.00%	2.00%	2.16%
Net investment income (loss)	(1.01)%[3]	(0.98)%	(0.93)%	(1.25)%	(1.53)%	(1.32)%
Portfolio turnover rate	9%	37%	23%	34%	93%	129%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$72.90	$53.31	$34.30	$32.17	$30.93	$16.74

Income from investment operations
Net investment income (loss)	(0.30)	(0.55)[1]	(0.45)[1]	(0.39)[1]	(0.46)[1]	(0.29)[1]
Net realized and unrealized gains or losses on investments	(5.70)	23.09	19.55	2.52	2.48	14.58

Total from investment operations	(6.00)	22.54	19.10	2.13	2.02	14.29

Distributions to shareholders from
Net investment income	0	(0.10)	(0.09)	0	(0.78)	(0.10)
Net realized gains	(4.90)	(2.85)	0	0	0	0

Total distributions to shareholders	(4.90)	(2.95)	(0.09)	0	(0.78)	(0.10)

Net asset value, end of period	$62.00	$72.90	$53.31	$34.30	$32.17	$30.93

Total return[2]	(8.07)%	43.95%	55.79%	6.62%	6.56%	85.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$297,885	$323,495	$208,445	$103,878	$99,082	$71,188
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.76%[3]	1.82%	1.84%	2.00%	2.01%	2.15%
Expenses excluding waivers/reimbursements and expense reductions	1.76%[3]	1.82%	1.86%	2.00%	2.01%	2.15%
Net investment income (loss)	(1.01)%[3]	(0.98)%	(0.92)%	(1.25)%	(1.53)%	(1.33)%
Portfolio turnover rate	9%	37%	23%	34%	93%	129%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$76.63	$55.78	$35.82	$33.26	$31.83	$17.16

Income from investment operations
Net investment income (loss)	0.01[1]	0.01[1]	0.04[1]	(0.08)	(0.16)[1]	(0.08)[1]
Net realized and unrealized gains or losses on investments	(5.97)	24.24	20.33	2.64	2.57	14.97

Total from investment operations	(5.96)	24.25	20.37	2.56	2.41	14.89

Distributions to shareholders from
Net investment income	0	(0.55)	(0.41)	0	(0.98)	(0.22)
Net realized gains	(4.90)	(2.85)	0	0	0	0

Total distributions to shareholders	(4.90)	(3.40)	(0.41)	0	(0.98)	(0.22)

Net asset value, end of period	$65.77	$76.63	$55.78	$35.82	$33.26	$31.83

Total return	(7.60)%	45.40%	57.30%	7.70%	7.64%	87.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,388	$8,293	$5,910	$2,817	$2,786	$1,595
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.77%[2]	0.82%	0.84%	1.00%	1.01%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	0.77%[2]	0.82%	0.86%	1.00%	1.01%	1.15%
Net investment income (loss)	0.03%[2]	0.02%	0.09%	(0.25)%	(0.54)%	(0.35)%
Portfolio turnover rate	9%	37%	23%	34%	93%	129%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.3%
MATERIALS 93.3%
Metals & Mining 93.3%
Agnico-Eagle Mines, Ltd.	Canada	963,164	$60,149,592
Agnico-Eagle Mines, Ltd. – Canadian Exchange	Canada	173,700	10,907,988
Alamos Gold, Inc. *	Canada	597,600	3,613,368
Anatolia Minerals Development, Ltd. *	Canada	1,894,100	6,920,461
Anglo Platinum, Ltd.	South Africa	92,526	14,810,267
AngloGold Ashanti, Ltd., ADR ρ	South Africa	370,591	12,644,565
Aquarius Platinum, Ltd.	Bermuda	817,649	12,851,858
Aurelian Resources, Inc. * ρ	Canada	1,325,184	5,394,415
Aurizon Mines, Ltd. *	Canada	2,295,700	10,256,801
Avoca Resources, Ltd. * ρ	Australia	1,300,000	3,012,996
Barrick Gold Corp.	Canada	1,439,083	55,577,386
BHP Billiton plc	United Kingdom	240,661	8,591,677
Centerra Gold, Inc. *	Canada	1,191,920	10,224,572
Companhia Vale do Rio Doce, ADR	Brazil	203,872	7,967,318
Compania de Minas Buenaventura SA, ADR ρ	Peru	339,822	21,262,663
Detour Gold Corp. ρ	Canada	265,000	4,596,456
Eldorado Gold Corp. *	Canada	187,000	1,269,936
Eldorado Gold Corp. – Canadian Exchange *	Canada	4,563,000	31,123,719
Entree Gold, Inc.	Canada	750,000	1,087,172
Etruscan Resources, Inc. * +	Canada	1,935,000	4,034,452
Exeter Resource Corp.	Canada	285,000	1,177,125
First Quantum Minerals, Ltd.	Canada	152,500	13,389,173
FNX Mining Co., Inc. *	Canada	252,939	5,813,679
Franco-Nevada Corp. 144A	Canada	165,000	2,932,387
Franco-Nevada Corp.	Canada	42,500	139,247
Freeport-McMoRan Copper & Gold, Inc. ρ	United States	157,286	17,891,283
Gammon Gold, Inc. * ρ	Canada	220,200	1,692,164
Gammon Gold, Inc. – Canadian Exchange *	Canada	65,700	501,621
Gold Fields, Ltd., ADR ρ	South Africa	1,199,196	16,189,146
Goldcorp, Inc.	Canada	996,694	35,601,910
Goldcorp, Inc., Class A	Canada	917,254	32,612,059
Golden Star Resources, Ltd. * ρ	Canada	2,324,369	7,716,905
Golden Star Resources, Ltd. – Canadian Exchange *	Canada	180,844	606,883
Great Basin Gold, Ltd. *	Canada	2,764,700	8,234,809
Harry Winston Diamond Corp.	Canada	287,800	8,526,561
Hochschild Mining plc	United Kingdom	1,877,251	13,962,184
IAMGOLD Corp. ρ	Canada	1,269,044	7,648,031
Impala Platinum Holdings, Ltd.	South Africa	819,346	33,314,662
International Minerals Corp.	Canada	283,700	1,481,595
Ivanhoe Mines, Ltd. *	Canada	147,200	1,408,864
Ivanhoe Mines, Ltd., ADR *	Canada	153,500	1,476,782
Jaguar Mining, Inc.	Canada	450,000	4,114,873
Jinshan Gold Mines, Inc. ρ	Canada	300,000	747,617
Kinross Gold Corp. - Canadian Exchange *	Canada	3,617,284	68,344,832

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Lihir Gold, Ltd. * ρ	Papua New Guinea	11,607,161	$32,150,922
Lonmin plc	United Kingdom	177,807	10,939,322
Minefinders Corp., Ltd. * ρ	Canada	180,000	1,905,083
Nautilus Minerals, Inc. *	Canada	274,934	600,531
Newcrest Mining, Ltd.	Australia	2,326,510	63,346,535
Newmont Mining Corp. ρ	United States	556,455	24,600,876
OceanaGold Corp. * ρ +	Canada	1,279,400	2,794,559
Orezone Resources, Inc. * ρ	Canada	3,000,000	3,780,000
Orezone Resources, Inc. – Canadian Exchange *	Canada	494,800	638,642
Pan American Silver Corp. * ρ	Canada	197,852	6,628,042
Platmin, Ltd. ρ	Canada	275,000	1,911,239
Polymetal, GDR * 144A	Russia	318,276	2,450,725
QGX, Ltd.	Canada	600,000	1,793,090
Randgold Resources, Ltd., ADS ρ	Channel Islands	1,731,922	78,837,089
Red Back Mining, Inc. *	Canada	1,353,007	8,261,510
Red Back Mining, Inc. * 144A	Canada	200,000	1,211,279
Rio Tinto plc	United Kingdom	70,980	8,321,406
Rockwell Diamonds, Inc. * +	Canada	3,750,000	1,787,133
Royal Gold, Inc. ρ	United States	160,101	4,529,257
Semafo, Inc. *	Canada	1,493,100	2,016,100
Silver Standard Resources, Inc. * ρ	Canada	76,696	1,971,854
Silver Wheaton Corp. ρ	Canada	150,000	1,990,500
Silvercorp Metals, Inc.	Canada	611,448	4,462,016
Sino Gold Mining, Ltd. * ρ	Australia	2,011,033	9,492,422
Troy Resources NL +	Canada	575,000	1,215,995
Western Goldfields, Inc. *	Canada	752,282	2,173,492
Xstrata plc	United Kingdom	44,854	3,510,411
Yamana Gold, Inc.	Canada	840,537	10,775,684
Yamana Gold, Inc. – Canadian Exchange	Canada	2,297,040	29,442,798

Total Common Stocks (cost $536,473,077)			895,360,566

PRIVATE PLACEMENT 1.7%
Evergreen Special Investments (Cayman) SPC * ø °
(cost $11,882,323)	Cayman Islands	10,069	16,303,750

WARRANTS 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Etruscan Resources, Inc., Expiring 11/02/2010 *	Canada	217,500	77,740
Golden Star Resources, Ltd., Expiring 11/28/2008 * + ☐	Canada	432,000	192,196
Great Basin Gold, Ltd., Expiring 4/20/2009 *	Canada	300,000	157,863
International Minerals Corp., Expiring 5/8/2019 * +	Canada	151,850	3,769
Nautilus Minerals, Inc., Expiring 2/20/2009 * + ☐	Canada	225,650	309
Nevsun Resources, Ltd., Expiring 12/19/2008 * + ☐	Canada	100,000	18

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Country	Shares	Value

WARRANTS continued
MATERIALS continued
Metals & Mining continued
Rockwell Diamonds, Inc., Expiring 5/9/2009 * + ☐	Canada	3,750,000	$85,931
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	1,650,616
SouthernEra Resources, Ltd., Expiring 11/17/2008 * + ☐	Canada	800,000	0
U.S. Gold Corp., Expiring 2/11/2022 * +	Canada	250,000	161,338

Total Warrants (cost $874,133)			2,329,780

	Country	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 2.0%
MATERIALS 2.0%
Metals & Mining 2.0%
Lyxor Gold Bullion Securities, Ltd. * ¤
(cost $13,181,618)	United Kingdom	$22,229,400	18,975,016

	Country	Shares	Value

SHORT-TERM INVESTMENTS 12.2%
MUTUAL FUND SHARES 12.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.22% q ø	United States	30,376,555	30,376,555
Navigator Prime Portfolio, 2.79% § ρρ	United States	86,874,664	86,874,664

Total Short-Term Investments (cost $117,251,219)			117,251,219

Total Investments (cost $679,662,370) 109.5%			1,050,220,331
Other Assets and Liabilities (9.5%)			(91,001,257)

Net Assets 100.0%			$959,219,074

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to the holding.
°	Affiliated company
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments.
q	Rate shown is the 7-day annualized yield at period end.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2008:

Canada	53.3%
Channel Islands	8.5%
South Africa	8.2%
Australia	8.1%
United Kingdom	6.9%
United States	5.0%
Papua New Guinea	3.4%
Peru	2.3%
Cayman Islands	1.7%
Bermuda	1.4%
Brazil	0.9%
Russia	0.3%

100.0%

The following table shows portfolio composition as a percent of total long-term investments as of April 30, 2008:

Common Stocks	96.1%
Yankee Obligations – Corporate	2.0%
Private Placement	1.7%
Warrants	0.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $637,403,492) including $85,081,540 of securities loaned	$1,003,540,026
Investments in affiliates, at value (cost $42,258,878)	46,680,305

Total investments	1,050,220,331
Foreign currency, at value (cost $552,068)	557,417
Receivable for Fund shares sold	3,107,685
Dividends receivable	514,142
Receivable for securities lending income	87,787
Prepaid expenses and other assets	64,814

Total assets	1,054,552,176

Liabilities
Payable for Fund shares redeemed	8,378,750
Payable for securities on loan	86,874,664
Advisory fee payable	11,561
Distribution Plan expenses payable	14,158
Due to other related parties	3,137
Accrued expenses and other liabilities	50,832

Total liabilities	95,333,102

Net assets	$959,219,074

Net assets represented by
Paid-in capital	$563,573,690
Undistributed net investment loss	(2,883,680)
Accumulated net realized gains on investments	27,964,942
Net unrealized gains on investments	370,564,122

Total net assets	$959,219,074

Net assets consists of
Class A	$558,678,553
Class B	91,267,259
Class C	297,885,237
Class I	11,388,025

Total net assets	$959,219,074

Shares outstanding (unlimited number of shares authorized)
Class A	8,464,889
Class B	1,461,426
Class C	4,804,957
Class I	173,154

Net asset value per share
Class A	$66.00
Class A — Offering price (based on sales charge of 5.75%)	$70.03
Class B	$62.45
Class C	$62.00
Class I	$65.77

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

	Investment income
	Dividends (net of foreign withholding taxes of $189,245)	$2,511,422
	Securities lending	775,118
	Income from affiliate	556,083

	Total investment income	3,842,623

	Expenses
	Advisory fee	2,266,589
	Distribution Plan expenses
	Class A	856,939
	Class B	486,657
	Class C	1,597,674
	Administrative services fee	506,787
	Transfer agent fees	612,508
	Trustees’ fees and expenses	11,809
	Printing and postage expenses	72,330
	Custodian and accounting fees	301,640
	Registration and filing fees	50,913
	Professional fees	49,823
	Other	9,014

	Total expenses	6,822,683
Less:	Expense reductions	(7,508)
	Expense reimbursements	(112,705)

	Net expenses	6,702,470

	Net investment loss	(2,859,847)

	Net realized and unrealized gains or losses on investments
	Net realized gains or losses on:
	Securities	34,637,635
	Foreign currency related transactions	(127,006)

	Net realized gains on investments	34,510,629
	Net change in unrealized gains or losses on investments	(117,505,797)

	Net realized and unrealized gains or losses on investments	(82,995,168)

	Net decrease in net assets resulting from operations	$(85,855,015)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008		Year Ended
	(unaudited)		October 31, 2007

Operations
Net investment loss		$(2,859,847)		$(4,314,711)
Net realized gains on investments		34,510,629		87,329,664
Net change in unrealized gains or losses on investments		(117,505,797)		228,878,487

Net increase (decrease) in net assets resulting from operations		(85,855,015)		311,893,440

Distributions to shareholders from
Net investment income
Class A		0		(3,272,444)
Class B		0		(87,557)
Class C		0		(433,978)
Class I		0		(60,517)
Net realized gains
Class A		(37,339,301)		(21,352,413)
Class B		(6,622,133)		(3,896,348)
Class C		(21,740,063)		(11,262,614)
Class I		(537,882)		(296,128)

Total distributions to shareholders		(66,239,379)		(40,661,999)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,794,217	130,273,786	2,061,685	121,978,587
Class B	197,094	13,584,024	249,428	14,224,631
Class C	827,250	56,206,757	1,254,542	71,227,447
Class I	81,206	5,946,206	21,589	1,296,454

		206,010,773		208,727,119

Net asset value of shares issued in reinvestment of distributions
Class A	460,430	29,545,798	328,173	19,461,221
Class B	79,860	4,863,481	51,838	2,942,635
Class C	244,738	14,796,835	144,758	8,166,070
Class I	8,189	523,007	5,675	334,378

		49,729,121		30,904,304

Automatic conversion of Class B shares to Class A shares
Class A	20,324	1,471,756	29,599	1,752,971
Class B	(21,431)	(1,471,756)	(30,961)	(1,752,971)

		0		0

Payment for shares redeemed
Class A	(1,446,825)	(103,969,239)	(2,162,926)	(127,291,189)
Class B	(146,097)	(9,938,520)	(283,890)	(15,877,527)
Class C	(704,809)	(47,612,993)	(871,470)	(48,573,370)
Class I	(24,457)	(1,787,792)	(24,989)	(1,487,258)

		(163,308,544)		(193,229,344)

Net increase in net assets resulting from capital share transactions		92,431,350		46,402,079

Total increase (decrease) in net assets		(59,663,044)		317,633,520

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	April 30, 2008	Year Ended
	(unaudited)	October 31, 2007

Net assets
Beginning of period	$1,018,882,118	$701,248,598

End of period	$959,219,074	$1,018,882,118

Undistributed (overdistributed) net investment loss	$(2,883,680)	$(23,833)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Precious Metals Fund (the “Fund”) is a non-diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase. For the six months ended April 30, 2008, the advisory fee was equivalent to 0.45% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $112,705.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended April 30, 2008, EIS received $149,964 from the sale of Class A shares and $16, $84,260 and $46,873 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. During the six months ended April 30, 2008, the Fund invested in a wholly-owned subsidiary. A summary of the transactions with the affiliate for the six months ended April 30, 2008 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period

Evergreen Special
Investments (Cayman) SPC	9,969	100	0	$4,421,427	$16,303,750

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $130,524,855 and $84,208,264, respectively, for the six months ended April 30, 2008.

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $85,081,540 and $86,874,664, respectively.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $679,992,764. The gross unrealized appreciation and depreciation on securities based on tax cost was $396,949,687 and $26,722,120, respectively, with a net unrealized appreciation of $370,227,567.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

allows the Fund to borrow from other participating funds. During the six months ended April 30, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES‘ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended April 30, 2008, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director,Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566677 rv5 06/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust
By:

Dennis H. Ferro, Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro, Principal Executive Officer

Date: June 30, 2008

By:

Kasey Phillips Principal Financial Officer

Date: June 30, 2008